UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Sustainable Developing World Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX

WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Sustainable International Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX

WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX

WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX

WCM Focused Small Cap Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM International Long-Term Growth Fund Investor Class Shares – WILGX Institutional Class Shares – WCMTX

ANNUAL REPORT

April 30, 2022

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	9
Schedules of Investments	24
Statements of Assets and Liabilities	71
Statements of Operations	75
Statements of Changes in Net Assets	79
Financial Highlights	91
Notes to Financial Statements	114
Report of Independent Registered Public Accounting Firm	141
Supplemental Information	143
Expense Examples	155

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

281 Brooks Street Laguna Beach California 92651 949.380.0200 wcminvest.com

Dear Fellow Shareholders,

We believe that understanding (and periodically reviewing) the “how” and the “why” behind our investment approach serves the valuable function of guarding our temperament in the face of all the noise and volatility that “the market” throws at us over time. To that end, and as is our habit, we are again starting this annual report by laying out some broad principles that aim to give you the basics of our philosophy, goals, strategies, and limitations.

It starts with our philosophical underpinnings. First and foremost is the idea that to achieve a different result than the benchmark (and everyone else), you absolutely have to do something different. This may seem obvious, but surprisingly few are willing to take the career risk to go there.

Second, we observe that the best investors in history (among whom we aspire to be counted) think long term and partner with great businesses. Long-term thinking also means paying attention to where the world is going, recognizing that great people are critical to long-term success, and minimizing portfolio turnover.

Third, we are convinced that success—whether great investments, great businesses, or otherwise—is most often the result of recognizing and capitalizing on the few big ideas that primarily drive the opportunity. Said negatively, more and more data does not a better investor make. As evidence, ask yourself if the giant Wall Street firms with their armies of analysts are counted among the best investors in history.

Fourth, managing to wealth preservation—losing less in the down periods (not every time, but over time)—is perhaps the surest path to long-term outperformance. Our shorthand is “winning by not losing.”

So, how does all that play out in the portfolios?

First is how it impacts portfolio construction. Philosophical underpinning #1—thinking differently about building our global growth portfolios—drives us to a focused, best ideas approach. If you believe you have a stock selection edge (see below), it makes no sense to dilute the portfolio with lower-conviction holdings.

Philosophical underpinning #2 is what drives us to partner with great businesses for the long run. And in that partnering is philosophical underpinning #3—keep it simple—that motivates our “bottom-up” quest to find “our” type of company, those that satisfy three simple requirements: a) they are on the threshold of a long growth runway, b) they exhibit a strengthening competitive advantage, and c) they possess and nurture a healthy culture that is aligned with, and propels, that competitive advantage. Consequently, our portfolios, almost by definition, display two distinctions. First, our holdings tend to be high quality, historically profitable businesses. Second, the portfolios have a bias toward healthcare, technology, consumer, and niche industrials, simply because there are many more of “our” types of companies among those sectors.

These two ideas, a focused portfolio and quality businesses in growth sectors, translate to a portfolio construction difference that, in our opinion, explains a good portion of our funds’ historical excess return.

In fact, we refer to this as our “structural advantage.” It’s based on our belief that growing global consumer prosperity means that these growth sectors, which are under-represented in most broad-based global indices, have become and will continue to become larger weights in those global benchmarks. It’s simply the idea that wealthier consumers will do just what you’d think: spend more on consumer goods, technology, and healthcare. That’s where the growth is most likely to be, and that trend provides a natural, long-term tailwind (advantage) to our portfolio strategies.

Most importantly, all four of our philosophical underpinnings support and inform our primary distinction: stock selection. The essential elements here are principally two: 1) competitive advantage (“moat”) dynamics (improving? deteriorating?), and 2) the role corporate culture plays in sustaining and strengthening that moat.

Finally, and with due respect to valuation, a portfolio of these competitively advantaged businesses is built using thoughtful, multi-factor diversification. We believe this process gives us the best chance of achieving our objective: long-term capital appreciation.

With that foundation laid, here is some context for the 30 April fiscal year.

Markets continued to be influenced by COVID-19 through the funds’ fiscal year (1 May 2021 – 30 April 2022). On a positive note, vaccines were rolled out globally, with developed markets experiencing the most success in reaching large portions of their populations. However, the uneven distribution of vaccines across different geographies made it clear that the path towards a global reopening would be protracted and not without challenges. Summer 2021 brought a “second wave” of COVID-19 variants, geopolitical events and macroeconomic forces that would strongly influence the rest of the funds’ fiscal year.

Chinese indices have performed the worst over the fiscal year, declining from February 2021 peaks due to increased government regulation on the technology and property sectors, energy shortages, and a slowing economy. The Chinese Government acted to check the power of the fast-growing internet companies, cool the white-hot speculation of real estate, and crack down on businesses that promote the disparity between classes. For-profit education and speculative consumer lending businesses were swiftly dismantled.

In the US, supply chain issues and COVID related monetary stimulus brought a spike in inflation and paved the way for rising interest rates. The United States Federal Reserve signaled a series of future interest rate hikes aimed at curbing inflation and stabilizing the economy. While the US was headed towards a 39 year high in inflation, the Eurozone hit its own decade high level. Investors reacted to these factors and initiated a significant rotation away from traditional “Growth” sectors such as Technology, in favor of traditional “Value” sectors like Energy.

As 2021 was coming to a close, Russia was busy moving military assets west towards Ukraine. What seemed at first to be political posturing to discourage the expansion of NATO, became an all-out war when Russia invaded Ukraine in February 2022. This act of war further exacerbated supply chain issues and drove commodity prices higher above their inflationary peaks. The price per barrel of oil quickly surpassed $120, further pressuring businesses and consumers alike.

Looking forward, global governments will be firmly fixed on managing economic growth in the face of rising prices and interest rates. An easing of supply chain interruptions in the coming quarters could create significant economic improvements and a larger distribution of vaccinations could reduce further lockdowns of global economies and production facilities.

As always, we remain optimistic and steadfast in our commitment to owning businesses with expanding moats and complimentary cultures, which we believe will reward long-term investors.

Now to the specifics of our funds.

The WCM Focused International Growth Fund (“FIG”; Institutional Class symbol WCMIX; Investor Class symbol WCMRX) returned -17.51% / -17.75%, respectively, and underperformed its benchmark for the 12 months ending 30 April 2022. FIG’s benchmark, the MSCI ACWI ex USA Index, returned -10.31% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to sector allocation.

From a sector allocation perspective, Communication Services (no weight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (overweight) and Real Estate (no weight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Information Technology (overweight) and Financials (underweight).

Looking at stock selection, Consumer Staples was the fund’s best performing sector relative to the benchmark, followed by Consumer Discretionary. On the flipside, Information was the worst performing sector relative to the benchmark, followed by Industrials and Communication Services.

The WCM Focused Emerging Markets Fund (“FEM”; Institutional Class symbol WCMEX; Investor Class symbol WFEMX) returned -26.36% / -26.54%, respectively, and underperformed its benchmark for the 12 months ending 30 April 2022. FEM’s benchmark, the MSCI Emerging Markets Index, returned -18.33% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to the fund’s relative performance, followed by Information Technology (overweight) and Consumer Discretionary (underweight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Health Care (overweight) and Financials (underweight).

Looking at stock selection, Health Care was the fund’s best performing sector relative to the benchmark, followed by Materials and Consumer Staples. On the flipside, Financials was the worst performing sector relative to the benchmark, followed by Industrials and Communication Services.

The WCM Focused Global Growth Fund (“FGG”; Institutional Class symbol WCMGX; Investor Class symbol WFGGX) returned -17.09% / -17.30%, respectively, and underperformed its benchmark for the 12 months ending 30 April 2022. FGG’s benchmark, the MSCI ACWI Index, returned -5.44% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Communication Services (no weight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (overweight) and Materials (underweight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Consumer Discretionary (overweight) and Utilities (no weight).

Looking at stock selection, Consumer Staples was the fund’s best performing sector relative to the benchmark. On the flipside, Information Technology was the worst performing sector relative to the benchmark, followed by Health Care and Consumer Discretionary.

The WCM International Small Cap Growth Fund (“SIG”; Institutional Class symbol WCMSX) returned -22.04% and underperformed its benchmark for the 12 months ending 30 April 2022. SIG’s benchmark, the MSCI ACWI ex USA Small Cap Index, returned -10.53% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to sector allocation.

From a sector allocation perspective, Consumer Discretionary (underweight) was the fund’s largest positive contributor to the fund’s relative performance, followed by Industrials (overweight). On the other hand, Health Care (overweight) detracted from the fund’s relative performance, as did Energy (no weight) and Information Technology (overweight).

Looking at stock selection, Health Care was the fund’s best performing sector relative to the benchmark, followed by Consumer Staples and Financials. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Communication Services and Consumer Discretionary.

The WCM Small Cap Growth Fund (“SCG”; Institutional Class Symbol WCMLX, Investor Class symbol WCMNX) returned -23.49% / -23.65%, respectively, and outperformed its benchmark for the 12 months ending 30 April 2022. SCG’s benchmark, the Russell 2000 Growth, returned -26.44% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s outperformance can be attributed to stock selection.

From the sector allocation perspective, Communication Services (no weight) was the largest positive contributor to the fund’s relative performance, followed by Industrials (overweight), and Information Technology (overweight). On the other hand, Energy (underweight) was the largest detractor from the fund’s relative performance, followed by Real Estate (underweight), Financials (underweight), and Utilities (no weight).

Looking at stock selection, Consumer Discretionary was the fund’s best performing sector relative to the benchmark, followed by Real Estate, and Financials. On the flipside, Information Technology was the worst performing sector relative to the benchmark, followed by Health Care, and Energy.

The WCM Focused Small Cap Fund (“FSC”; Institutional Class Symbol WCMFX, Investor Class Symbol WCMJX) returned -9.08% / -9.29%, respectively, and underperformed its benchmark for the 12 months ending 30 April 2022. FSC’s benchmark, the Russell 2000 Value Index, returned -6.59% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to sector allocation.

From a sector allocation perspective, Health Care (underweight) was the largest positive contributor to the fund’s relative performance, followed by Consumer Staples (overweight) and Communication Services (underweight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Real Estate (underweight), Utilities (no weight), and Consumer Discretionary (overweight).

Looking at stock selection, Health Care was the fund’s best performing sector relative to the benchmark, followed by Information Technology and Consumer Staples. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Financials, Communication Services, and Materials.

The WCM China Quality Growth Fund (“CQG”; Institutional Class symbol WCMCX, Investor Class symbol WCQGX) returned -32.68% / -32.83%, respectively, and underperformed its benchmark during the 12 months ending 30 April 2022. CQG’s benchmark, the MSCI China All Shares Index, returned -30.55% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to the fund’s relative performance, followed by Consumer Discretionary (underweight) and Consumer Staples (overweight). On the other hand, Financials (underweight) detracted from the fund’s relative performance, as did Energy (no weight) and Materials (underweight).

Looking at stock selection, Consumer Discretionary was the fund’s best performing sector relative to the benchmark, followed by Real Estate and Consumer Staples. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Communication Services and Financials.

The WCM Sustainable Developing World Fund (“SDW”; Institutional Class Symbol WCMDX, Investor Class symbol WCMUX) returned -12.06% / -12.24%, respectively, and outperformed its benchmark for the 12 months ending 30 April 2022. SDW’s benchmark, the MSCI Emerging Markets Index, returned -18.33% over the same the 12-month period. Attribution analysis reveals that the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Industrials (overweight) was the largest positive contributor to the fund’s relative performance, followed by Information Technology (underweight) and Consumer Discretionary (underweight). On the other hand, Utilities (no weight) detracted from the fund’s relative performance, as did Energy (no weight) and Real Estate (overweight).

Looking at stock selection, Communication Services was the fund’s best performing sector relative to the benchmark, followed by Health Care and Information Technology. On the flipside, Financials was the worst performing sector relative to the benchmark.

The WCM Sustainable International Fund (“SI”; Institutional Class symbol WCMMX, Investor Class symbol WESGX) returned -5.74% / -6.04%, respectively, and outperformed its benchmark over the 12 months ending 30 April 2022. SI’s benchmark, the MSCI ACWI ex USA Index, returned -10.31% over the same 12-month period. Attribution analysis reveals that the fund’s outperformance can be attributed to stock selection.

From a sector allocation perspective, Health Care (overweight) was the largest positive contributor to the fund’s relative performance, followed by Financials (overweight). On the other hand, Energy (no weight) detracted from the fund’s relative performance, as did Real Estate (underweight) and Consumer Discretionary (overweight).

Looking at stock selection, Health Care was the fund’s best performing sector relative to the benchmark, followed by Information Technology and Financials. On the flipside, Consumer Staples was the worst performing sector relative to the benchmark, followed by Consumer Discretionary and Materials.

The WCM Focused International Value Fund (“FIV”; Institutional Class symbol WCMVX, Investor Class symbol WLIVX) returned -15.07% / -15.31%, respectively, and underperformed its benchmark over the 12 months ending 30 April 2022. FIV’s benchmark, the MSCI ACWI ex USA Index, returned -10.31% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to sector allocation.

From a sector allocation perspective, Communication Services (underweight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (overweight) and Real Estate (no weight). On the other hand, Energy (underweight) detracted from the fund’s relative performance, as did Information Technology (overweight) and Consumer Discretionary (overweight).

Looking at stock selection, Consumer Discretionary was the fund’s best performing sector relative to the benchmark, followed by Consumer Staples. On the flipside, Industrials was the worst performing sector relative to the benchmark, followed by Financials and Health Care.

The WCM Focused International Opportunities Fund (“FIO”; Institutional Class symbol WCMOX, Investor Class symbol WCFOX) returned -23.02% / -23.14%, respectively, and underperformed its benchmark for the 12 months ending 30 April 2022. FIO’s benchmark, the MSCI ACWI ex USA Index, returned -10.31% over the same 12-month period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Communication Services (underweight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (overweight) and Real Estate (no weight). On the other hand, Financials (underweight) detracted from the fund’s relative performance, as did Energy (no weight) and Consumer Discretionary (overweight).

Looking at stock selection, Materials was the fund’s best performing sector relative to the benchmark. On the flipside, Consumer Discretionary was the worst performing sector relative to the benchmark, followed by Information Technology and Health Care.

The WCM International Long-Term Growth Fund (“ILTG”; Institutional Class symbol WCMTX, Investor Class symbol WILGX) launched on 29 September 2021. In its first 7 months, the fund returned -37.00% / -37.10%, respectively, and underperformed its benchmark for the period ending 30 April 2022. ILTG’s benchmark, the MSCI ACWI ex USA Index, returned -9.72% over the same period. Attribution analysis reveals that the majority of the fund’s underperformance can be attributed to stock selection.

From a sector allocation perspective, Communication Services (underweight) was the largest positive contributor to the fund’s relative performance, followed by Health Care (overweight). On the other hand, Information Technology (overweight) detracted from the fund’s relative performance, as did Consumer Discretionary (overweight) and Financials (underweight).

Looking at stock selection, there were no positive performing sectors relative to the benchmark. On the flipside, Communication Services was the worst performing sector relative to the benchmark, followed by Health Care and Information Technology.

Thank you for your confidence and trust,

WCM Investment Management

3 June 2022

IMPORTANT INFORMATION

Performance data quoted represents net of fee past performance and is no guarantee of future results and includes the reinvestment of all dividends and income.

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The MSCI ACWI ex USA Index captures large-cap and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI ACWI Index captures large-cap and mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI Emerging Markets Index captures large-cap and mid-cap representation across 24 Emerging Markets (EM) countries. With 1,398 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in each country. The MSCI ACWI ex USA Small Cap Index captures small-cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). One cannot invest directly in an index. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. The MSCI China All Shares Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China.

The views in this report were those of the Fund managers as of the date this report was written and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

WCM Focused International Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	5 Years	10 years
Investor Class shares	-17.75%	10.31%	9.57%
Institutional Class shares	-17.51%	10.58%	9.84%
MSCI ACWI ex USA Index	-10.31%	4.94%	5.04%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Expense ratios for the Investor Class and Institutional Class shares were 1.30% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EM). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-26.54%	7.90%	4.84%	6/28/13
Institutional Class shares	-26.36%	8.04%	4.99%	6/28/13
MSCI EM Index	-18.33%	4.32%	3.90%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.53% and 1.50%, respectively, and for the Institutional Class shares were 1.28% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World Index (MSCI ACWI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI All Country World Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-17.30%	12.08%	11.58%	6/28/13
Institutional Class shares	-17.09%	12.40%	11.83%	6/28/13
MSCI ACWI Index	-5.44%	9.46%	9.14%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.44% and 1.30%, respectively, and the Institutional Class shares were 1.19% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Small Cap Index (MSCI ACWI ex USA Small Cap). Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	-22.04%	15.82%	14.82%	11/30/15
MSCI ACWI ex USA Small Cap Index	-10.53%	5.83%	7.04%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Institutional Class shares were 1.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Growth Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-23.65%	8.03%	10/30/19
Institutional Class shares	-23.49%	8.28%	10/30/19
Russell 2000 Growth Index	-26.44%	5.48%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.33% and 1.50%, respectively, and the Institutional Class shares were 2.08% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Small Cap Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Value Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-9.29%	3.83%	10/30/19
Institutional Class shares	-9.08%	4.13%	10/30/19
Russell 2000 Value Index	-6.59%	10.05%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.97% and 1.25%, respectively, and the Institutional Class shares were 1.72% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM China Quality Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI China All Shares Index (MSCI CASI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-32.83%	11.00%	3/31/20
Institutional Class shares	-32.68%	11.27%	3/31/20
MSCI China All Shares Index	-30.55%	1.72%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 6.21% and 1.50%, respectively, and the Institutional Class shares were 5.96% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM China Quality Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Sustainable Developing World Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EMI). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-12.24%	16.15%	3/31/20
Institutional Class shares	-12.06%	16.42%	3/31/20
MSCI Emerging Markets Index	-18.33%	14.50%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 32.14% and 1.51%, respectively, and the Institutional Class shares were 31.89% and 1.26%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Sustainable International Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-6.04%	18.44%	3/31/20
Institutional Class shares	-5.74%	18.75%	3/31/20
MSCI ACWI ex USA Index	-10.31%	16.71%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 29.79% and 1.50%, respectively, and the Institutional Class shares were 29.54% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Value Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-15.31%	10.66%	6/29/20
Institutional Class shares	-15.07%	10.91%	6/29/20
MSCI ACWI ex USA Index	-10.31%	10.02%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 18.35% and 1.50%, respectively, and the Institutional Class shares were 18.10% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Opportunities Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI ACWI ex USA Index. The performance graph above is shown for the Fund’s Institutional Class shares. Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment

Average Total Returns as of April 30, 2022	1 Year	Since Inception	Inception Date
Investor Class shares	-23.14%	-15.41%	3/30/21
Institutional Class shares	-23.02%	-15.22%	3/30/21
MSCI ACWI ex USA Index	-10.31%	-7.31%	3/30/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused International Opportunities Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Long-Term Growth Fund

FUND PERFORMANCE at April 30, 2022 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2022	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	-40.83%	-37.10%	9/29/21
Institutional Class shares	-40.79%	-37.00%	9/29/21
MSCI ACWI ex USA Index	-11.87%	-9.72%	9/29/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.74% and 1.50%, respectively, and the Institutional Class shares were 1.49% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current period ended April 30, 2022 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 97.7%
	AUSTRALIA — 5.4%
1,486,911	Atlassian Corp. PLC - Class A*	$334,302,200
3,942,924	CSL Ltd.	752,522,911
		1,086,825,111

	CANADA — 9.2%
12,679,138	Canadian Pacific Railway Ltd.	928,366,484
1,899,790	Lululemon Athletica, Inc.*	673,722,528
604,595	Shopify, Inc. - Class A*	258,053,238
		1,860,142,250

	CHINA — 3.3%
44,935,000	Li Ning Co., Ltd.	350,230,731
23,111,230	Shenzhou International Group Holdings Ltd.	313,595,564
		663,826,295

	DENMARK — 5.1%
1,775,734	DSV A/S	291,134,677
6,521,817	Novo Nordisk A/S - Class B	744,962,945
		1,036,097,622

	FRANCE — 7.8%
1,063,960	LVMH Moet Hennessy Louis Vuitton S.E.	688,534,996
2,285,519	Pernod Ricard S.A.	471,701,079
2,887,087	Schneider Electric S.E.	414,213,074
		1,574,449,149

	HONG KONG — 3.3%
68,517,200	AIA Group Ltd.	673,096,138

	IRELAND — 16.6%
2,423,858	Accenture PLC - Class A	728,029,989
2,484,861	Aon PLC - Class A	715,615,119
19,260,133	Experian PLC	665,103,031
2,820,808	ICON PLC*	638,094,978
2,663,527	STERIS PLC	596,763,224
		3,343,606,341

	ITALY — 3.3%
3,157,645	Ferrari N.V.	664,865,656

	JAPAN — 4.8%
1,326,633	Keyence Corp.	533,312,095

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,287,800	Lasertec Corp.	$439,254,696
		972,566,791

	NETHERLANDS — 7.6%
225,592	Adyen N.V.*	378,388,824
1,420,140	ASM International N.V.	426,746,302
1,300,040	ASML Holding N.V.	732,923,551
		1,538,058,677

	SPAIN — 2.5%
7,958,810	Amadeus IT Group S.A.*	498,728,304

	SWEDEN — 4.3%
6,488,213	Atlas Copco A.B. - A Shares	294,153,819
5,526,801	Evolution A.B.	567,037,569
		861,191,388

	SWITZERLAND — 15.7%
8,790,916	Alcon, Inc.	627,646,822
946,161	Lonza Group A.G.	557,860,338
480,607	Mettler-Toledo International, Inc.*	613,989,861
5,077,307	Nestle S.A.	655,416,763
2,365,519	Sika A.G.	722,530,125
		3,177,443,909

	TAIWAN — 1.8%
3,899,842	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	362,412,317

	UNITED KINGDOM — 1.9%
3,057,291	Ferguson PLC	383,515,686

	UNITED STATES — 5.1%
1,154,692	EPAM Systems, Inc.*	305,981,833
3,614,547	ResMed, Inc.	722,800,964
		1,028,782,797

	TOTAL COMMON STOCKS
	(Cost $16,408,754,361)	19,725,608,431

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.5%
$303,128,321	UMB Bank Demand Deposit, 0.25%[1]	$303,128,321
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $303,128,321)	303,128,321

	TOTAL INVESTMENTS — 99.2%
	(Cost $16,711,882,682)	20,028,736,752
	Other Assets in Excess of Liabilities — 0.8%	160,846,913
	TOTAL NET ASSETS — 100.0%	$20,189,583,665

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.0%
Technology	25.4%
Consumer Discretionary	16.1%
Industrials	14.1%
Financials	6.9%
Consumer Staples	5.6%
Materials	3.6%
Total Common Stocks	97.7%
Short-Term Investments	1.5%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 95.6%
	ARGENTINA — 2.5%
219,160	Globant S.A.*	$47,336,368

	BRAZIL — 4.9%
21,159,291	Hapvida Participacoes e Investimentos S.A.	37,533,774
34,173,400	Magazine Luiza S.A.	33,731,026
776,206	XP, Inc.*	19,102,430
		90,367,230

	CHINA — 27.7%
5,989,861	Angel Yeast Co., Ltd. - Class A	34,759,563
366,913	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	17,809,607
534,955	Beijing Kingsoft Office Software, Inc. - Class A	15,200,575
13,817,330	China Mengniu Dairy Co., Ltd.*	74,572,378
2,600,491	Hundsun Technologies, Inc. - Class A	14,950,514
74,577	JD.com, Inc. - Class A*	2,325,203
105,500	Kweichow Moutai Co., Ltd. - Class A	29,210,596
6,516,500	Li Ning Co., Ltd.	50,790,666
5	Meituan - Class B*	107
1,775,334	Qingdao Haier Biomedical Co., Ltd. - Class A	17,341,782
4,902,620	Shenzhou International Group Holdings Ltd.	66,523,499
280,215	Silergy Corp.	24,948,232
1,377,934	Tencent Holdings Ltd.	64,934,986
4,280,202	WuXi AppTec Co., Ltd. - Class H	58,218,438
1,583,948	ZTO Express Cayman, Inc. - ADR	43,574,409
		515,160,555

	CYPRUS — 0.0%
358,615	TCS Group Holding PLC - GDR[1]	1,029,225

	HONG KONG — 8.6%
7,037,846	AIA Group Ltd.	69,138,070
661,300	Hong Kong Exchanges & Clearing Ltd.	28,051,669
4,642,885	Techtronic Industries Co., Ltd.	61,973,728
		159,163,467

	INDIA — 18.8%
369,607	Avenue Supermarts Ltd.*	18,933,193
1,186,128	Divi's Laboratories Ltd.	69,433,479
2,559,844	HDFC Bank Ltd.	45,892,463
3,023,259	Kotak Mahindra Bank Ltd.	70,109,808
659,391	PI Industries Ltd.	24,396,019
2,352,819	Star Health & Allied Insurance Co., Ltd.*	21,658,625
849,566	Tata Consultancy Services Ltd.	39,155,092

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
770,789	WNS Holdings Ltd. - ADR*	$60,406,734
		349,985,413

	INDONESIA — 2.4%
78,286,275	Bank Central Asia Tbk P.T.	43,908,548

	MEXICO — 6.1%
5,449,401	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	38,240,474
196,566	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	42,894,632
8,978,889	Wal-Mart de Mexico S.A.B. de C.V.	31,750,503
		112,885,609

	NETHERLANDS — 1.4%
417,604	BE Semiconductor Industries N.V.	25,456,883

	POLAND — 1.3%
362,047	Dino Polska S.A.*	23,421,476

	RUSSIA — 0.5%
15,336,645	Moscow Exchange MICEX-RTS PJSC[1]	5,093,765
801,002	Yandex N.V. - Class A*,[1]	4,557,701
		9,651,466

	SOUTH AFRICA — 2.4%
319,319	Capitec Bank Holdings Ltd.	44,573,657

	SOUTH KOREA — 2.9%
896,032	Coupang, Inc. - Class A*	11,531,932
20,369	LG Household & Health Care Ltd.	14,587,887
126,223	NAVER Corp.	28,117,315
		54,237,134

	TAIWAN — 11.1%
1,021,629	Airtac International Group	27,725,147
9,835,000	Taiwan Semiconductor Manufacturing Co., Ltd.	177,842,946
		205,568,093

	UNITED KINGDOM — 2.5%
164,392	Endava PLC - ADR*	16,537,835
778,408	Wizz Air Holdings PLC*	30,447,860
		46,985,695

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.5%
134,654	EPAM Systems, Inc.*	$35,681,963
595,165	Freshworks, Inc. - Class A*	10,814,148
		46,496,111

	TOTAL COMMON STOCKS
	(Cost $2,129,658,079)	1,776,226,930

Principal Amount
	SHORT-TERM INVESTMENTS — 3.8%
$71,731,694	UMB Bank Demand Deposit, 0.25%[2]	71,731,694
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $71,731,694)	71,731,694

	TOTAL INVESTMENTS — 99.4%
	(Cost $2,201,389,773)	1,847,958,624
	Other Assets in Excess of Liabilities — 0.6%	10,725,487
	TOTAL NET ASSETS — 100.0%	$1,858,684,111

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.57% of Net Assets. The total value of these securities is $10,680,691.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.2%
Financials	18.8%
Industrials	13.2%
Consumer Staples	12.2%
Health Care	9.8%
Consumer Discretionary	8.9%
Communications	5.2%
Materials	1.3%
Total Common Stocks	95.6%
Short-Term Investments	3.8%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 97.3%
	CANADA — 3.1%
122,231	Canadian Pacific Railway Ltd.	$8,949,754
12,197	Shopify, Inc. - Class A*	5,205,923
		14,155,677

	CHINA — 0.0%
107	Wuxi Biologics Cayman, Inc.*	790

	FRANCE — 5.1%
19,308	LVMH Moet Hennessy Louis Vuitton S.E.	12,495,050
52,231	Pernod Ricard S.A.	10,779,792
		23,274,842

	HONG KONG — 2.0%
932,231	AIA Group Ltd.	9,158,008

	ITALY — 2.1%
45,883	Ferrari N.V.	9,661,007

	NETHERLANDS — 2.0%
5,317	Adyen N.V.*	8,918,283

	NORWAY — 1.5%
3,098,083	AutoStore Holdings Ltd.*	6,909,629

	SWEDEN — 3.7%
201,536	Atlas Copco A.B. - A Shares	9,136,966
75,556	Evolution A.B.	7,751,879
		16,888,845

	SWITZERLAND — 4.4%
113,271	Alcon, Inc.	8,087,233
9,260	Mettler-Toledo International, Inc.*	11,829,928
		19,917,161

	TAIWAN — 1.9%
90,712	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,429,866

	UNITED STATES — 71.5%
244,484	Amphenol Corp. - Class A	17,480,606
45,336	Bill.com Holdings, Inc.*	7,739,309
141,691	Church & Dwight Co., Inc.	13,823,374
16,531	Costco Wholesale Corp.	8,789,863

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
48,754	Datadog, Inc.*	$5,888,508
96,479	Entegris, Inc.	10,746,796
5,028	Fair Isaac Corp.*	1,878,008
67,994	First Republic Bank	10,146,065
106,873	Floor & Decor Holdings, Inc. - Class A*	8,519,916
189,242	Graco, Inc.	11,736,789
83,725	HEICO Corp. - Class A	9,765,684
26,832	Lam Research Corp.	12,497,272
54,014	LPL Financial Holdings, Inc.	10,147,610
43,952	Microsoft Corp.	12,197,559
25,051	MSCI, Inc.	10,552,734
108,383	NIKE, Inc. - Class B	13,515,360
47,749	Old Dominion Freight Line, Inc.	13,375,450
16,200	Procore Technologies, Inc.*	898,614
44,457	Repligen Corp.*	6,990,419
29,171	ServiceNow, Inc.*	13,946,655
78,750	Sherwin-Williams Co.	21,653,100
27,013	Snowflake, Inc. - Class A*	4,631,109
61,500	Stryker Corp.	14,837,490
38,619	Thermo Fisher Scientific, Inc.	21,353,218
36,418	Union Pacific Corp.	8,532,373
28,251	UnitedHealth Group, Inc.	14,367,046
77,618	Visa, Inc. - Class A	16,542,724
71,191	Waste Connections, Inc.	9,822,222
39,041	West Pharmaceutical Services, Inc.	12,300,257
		324,676,130
	TOTAL COMMON STOCKS
	(Cost $442,378,990)	441,990,238

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$12,327,849	UMB Bank Demand Deposit, 0.25%[1]	12,327,849
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,327,849)	12,327,849

	TOTAL INVESTMENTS — 100.0%
	(Cost $454,706,839)	454,318,087
	Other Assets in Excess of Liabilities — 0.0%	94,223
	TOTAL NET ASSETS — 100.0%	$454,412,310

ADR – American Depository Receipt

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

*	Non-income producing security.

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	27.9%
Health Care	19.8%
Industrials	19.5%
Consumer Discretionary	11.4%
Consumer Staples	7.4%
Financials	6.5%
Materials	4.8%
Total Common Stocks	97.3%
Short-Term Investments	2.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 1.2%
503,441	PEXA Group Ltd.*	$6,313,484

	BRAZIL — 5.3%
814,133	CI&T, Inc. - Class A*	10,347,631
2,752,445	Empreendimentos Pague Menos S/A*	4,520,601
1,083,610	Grupo SBF S.A.*	5,288,736
8,408,200	Magazine Luiza S.A.	8,299,356
		28,456,324

	CANADA — 7.0%
330,198	CAE, Inc.*	7,852,066
61,095	Cargojet, Inc.	7,137,657
115,915	Descartes Systems Group, Inc.*	7,199,235
165,568	Docebo, Inc.*	7,089,512
64,708	FirstService Corp.	8,067,975
		37,346,445

	CHINA — 1.4%
1,261,564	Angel Yeast Co., Ltd. - Class A	7,320,940

	DENMARK — 4.3%
515,336	ALK-Abello A/S*	11,241,402
133,730	Royal Unibrew A/S	11,526,344
		22,767,746

	FINLAND — 2.5%
215,065	Harvia Oyj	7,366,822
68,619	QT Group Oyj*	5,978,554
		13,345,376

	FRANCE — 1.9%
56,303	SOITEC*	10,085,917

	GERMANY — 5.8%
169,240	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	8,492,745
89,475	Mensch und Maschine Software S.E.	5,014,319
183,560	Scout24 S.E.	11,610,020
58,740	Steico S.E.	5,893,855
		31,010,939

	INDIA — 4.9%
149,934	Computer Age Management Services Ltd.	4,814,556
1,894,926	Indian Energy Exchange Ltd.	5,253,449

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
1,134,813	Syngene International Ltd.*	$9,235,705
89,270	WNS Holdings Ltd. - ADR*	6,996,090
		26,299,800

	ISRAEL — 2.5%
123,444	Fiverr International Ltd.*	6,573,393
388,472	Maytronics Ltd.	6,897,641
		13,471,034

	ITALY — 4.5%
162,882	Interpump Group S.p.A.	6,585,371
673,413	Stevanato Group S.p.A.*	10,774,608
961,531	Technoprobe S.p.A.*	6,820,693
		24,180,672

	JAPAN — 16.2%
44,320	BayCurrent Consulting, Inc.	14,531,082
97,900	GMO Payment Gateway, Inc.	8,213,801
519,460	Japan Elevator Service Holdings Co., Ltd.	6,788,755
220,000	Jeol Ltd.	9,879,887
309,840	Kobe Bussan Co., Ltd.	7,553,686
171,300	Money Forward, Inc.*	5,824,484
923,900	Nihon M&A Center Holdings, Inc.	11,376,733
507,600	Plaid, Inc.*	4,546,638
699,400	Rakus Co., Ltd.	8,571,674
46,800	SHIFT, Inc.*	8,868,601
		86,155,341

	MEXICO — 1.8%
587,973	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	9,360,530

	NETHERLANDS — 1.1%
93,070	BE Semiconductor Industries N.V.	5,673,490

	RUSSIA — 0.2%
781,116	Cian PLC - ADR*,[1]	757,682
125,247	HeadHunter Group PLC - ADR[1]	553,592
		1,311,274

	SINGAPORE — 1.4%
528,454	TDCX, Inc. - ADR*	7,319,088

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN — 1.7%
334,196	Fluidra S.A.	$9,044,869

	SWEDEN — 12.2%
206,864	Avanza Bank Holding A.B.	5,238,128
1,154,013	Cary Group A.B.*	8,658,606
979,661	Dometic Group A.B.	8,389,857
508,628	Hemnet Group A.B.*	6,345,069
509,875	Nordnet A.B. publ	8,843,614
149,639	Sdiptech A.B. - Class B*	5,240,536
382,614	Sectra A.B. - B Shares*	4,826,785
819,986	SwedenCare A.B.	9,215,926
159,404	Vitec Software Group A.B.	8,032,611
		64,791,132

	SWITZERLAND — 8.8%
17,333	Bachem Holding A.G.	7,562,831
995,152	Global Blue Group Holding A.G.*	4,985,711
417,807	Medmix A.G.[2]	14,030,851
133,257	PolyPeptide Group A.G.*,[2]	11,660,700
12,347	Siegfried Holding A.G.*	8,950,370
		47,190,463

	TAIWAN — 5.0%
229,598	Airtac International Group	6,230,871
71,000	ASPEED Technology, Inc.	6,236,163
859,000	Sinbon Electronics Co., Ltd.	7,545,086
816,000	Universal Vision Biotechnology Co., Ltd.	6,841,231
		26,853,351

	UNITED KINGDOM — 6.2%
3,333,177	Baltic Classifieds Group PLC*	5,461,415
233,938	Diploma PLC	8,023,400
102,077	Endava PLC - ADR*	10,268,946
233,997	Wizz Air Holdings PLC*	9,152,922
		32,906,683

	VIETNAM — 1.9%
2,224,650	FPT Corp.	10,101,231

	TOTAL COMMON STOCKS
	(Cost $591,613,492)	521,306,129

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$14,117,219	UMB Bank Demand Deposit, 0.25%[3]	$14,117,219
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,117,219)	14,117,219

	TOTAL INVESTMENTS — 100.4%
	(Cost $605,730,711)	535,423,348
	Liabilities in Excess of Other Assets — (0.4)%	(2,155,025)
	TOTAL NET ASSETS — 100.0%	$533,268,323

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.25% of Net Assets. The total value of these securities is $1,311,274.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $25,691,551, which represents 4.82% of total net assets of the Fund.

[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.8%
Health Care	19.4%
Industrials	14.1%
Consumer Discretionary	11.3%
Financials	6.8%
Communications	5.9%
Consumer Staples	5.8%
Real Estate	2.7%
Utilities	1.0%
Total Common Stocks	97.8%
Short-Term Investments	2.6%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 95.4%
	CONSUMER DISCRETIONARY — 15.3%
5,351	Axon Enterprise, Inc.*	$600,382
7,908	Boot Barn Holdings, Inc.*	712,194
32,949	Callaway Golf Co.*	722,901
29,605	Clarus Corp.	661,672
5,138	Marriott Vacations Worldwide Corp.	767,258
12,407	Planet Fitness, Inc. - Class A*	992,932
14,402	Texas Roadhouse, Inc.	1,185,717
5,886	Wingstop, Inc.	540,099
		6,183,155

	CONSUMER STAPLES — 8.4%
4,563	Casey's General Stores, Inc.	918,532
4,184	Five Below, Inc.*	657,306
3,939	Helen of Troy Ltd.*	844,955
19,470	Performance Food Group Co.*	958,898
		3,379,691

	FINANCIALS — 2.9%
7,035	Pinnacle Financial Partners, Inc.	545,564
4,773	Primerica, Inc.	618,390
		1,163,954

	HEALTH CARE — 18.3%
29,036	AdaptHealth Corp. - Class A*	367,596
4,576	Arrowhead Pharmaceuticals, Inc.*	188,119
10,476	AtriCure, Inc.*	544,019
7,610	Axsome Therapeutics, Inc.*	241,618
3,341	Biohaven Pharmaceutical Holding Co., Ltd.*	297,917
19,045	Bridgebio Pharma, Inc.*	152,741
6,406	Fate Therapeutics, Inc.*	182,955
15,354	Insmed, Inc.*	337,327
10,616	Iovance Biotherapeutics, Inc.*	160,832
1,663	Mirati Therapeutics, Inc.*	102,757
13,980	NanoString Technologies, Inc.*	262,544
7,508	Natera, Inc.*	263,681
14,550	NuVasive, Inc.*	748,452
40,612	Pacific Biosciences of California, Inc.*	257,480
3,607	Penumbra, Inc.*	622,424
2,098	Repligen Corp.*	329,890
12,264	Rocket Pharmaceuticals, Inc.*	126,074
3,268	Shockwave Medical, Inc.*	493,893
15,977	Surgery Partners, Inc.*	817,383
6,092	Tandem Diabetes Care, Inc.*	587,756

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
4,825	Ultragenyx Pharmaceutical, Inc.*	$341,079
		7,426,537

	INDUSTRIALS — 12.8%
9,373	CryoPort, Inc.*	211,455
6,585	John Bean Technologies Corp.	776,306
11,802	Mercury Systems, Inc.*	658,434
2,931	Saia, Inc.*	603,669
5,816	Tetra Tech, Inc.	810,052
12,340	Timken Co.	711,278
2,667	TopBuild Corp.*	483,100
26,945	WillScot Mobile Mini Holdings Corp.*	945,769
		5,200,063

	MATERIALS — 5.9%
18,205	Avient Corp.	896,414
9,998	Ingevity Corp.*	598,880
11,628	UFP Industries, Inc.	899,659
		2,394,953

	REAL ESTATE — 3.0%
15,467	Rexford Industrial Realty, Inc. - REIT	1,207,045

	TECHNOLOGY — 28.8%
24,838	1Life Healthcare, Inc.*	175,108
24,622	ACI Worldwide, Inc.*	680,060
7,627	Avalara, Inc.*	580,186
8,299	Azenta, Inc.	622,093
11,807	Blackline, Inc.*	791,659
6,689	Euronet Worldwide, Inc.*	813,717
7,590	Five9, Inc.*	835,659
22,662	Health Catalyst, Inc.*	377,096
11,577	MACOM Technology Solutions Holdings, Inc.*	589,848
6,936	Procore Technologies, Inc.*	384,740
7,849	Science Applications International Corp.	653,272
10,213	Semtech Corp.*	608,695
13,811	Shift4 Payments, Inc. - Class A*	724,525
16,741	Smartsheet, Inc. - Class A*	809,092
6,089	Sprout Social, Inc. - Class A*	373,134
5,897	SPS Commerce, Inc.*	705,458
25,367	Upland Software, Inc.*	378,476
5,323	WEX, Inc.*	884,895

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
8,871	WNS Holdings Ltd. - ADR*	$695,220
		11,682,933

	TOTAL COMMON STOCKS
	(Cost $42,103,780)	38,638,331

Principal Amount
	SHORT-TERM INVESTMENTS — 4.3%
$1,766,943	UMB Bank Demand Deposit, 0.25%[1]	1,766,943
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,766,943)	1,766,943

	TOTAL INVESTMENTS — 99.7%
	(Cost $43,870,723)	40,405,274

	Other Assets in Excess of Liabilities — 0.3%	111,691
	TOTAL NET ASSETS — 100.0%	$40,516,965

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.8%
Health Care	18.3%
Consumer Discretionary	15.3%
Industrials	12.8%
Consumer Staples	8.4%
Materials	5.9%
Real Estate	3.0%
Financials	2.9%
Total Common Stocks	95.4%
Short-Term Investments	4.3%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 95.8%
	CONSUMER DISCRETIONARY — 28.7%
58,100	American Woodmark Corp.*	$2,721,985
35,900	America's Car-Mart, Inc.*	2,902,515
75,700	AZEK Co., Inc.*	1,607,868
76,687	Beacon Roofing Supply, Inc.*	4,572,846
36,900	Dorman Products, Inc.*	3,642,768
124,040	ePlus, Inc.*	7,005,779
135,900	Leslie's, Inc.*	2,663,640
37,800	Wyndham Hotels & Resorts, Inc.	3,324,888
		28,442,289

	CONSUMER STAPLES — 13.2%
155,800	Grocery Outlet Holding Corp.*	5,245,786
46,700	Inter Parfums, Inc.	3,816,791
6,700	Lancaster Colony Corp.	1,039,706
62,700	Ollie's Bargain Outlet Holdings, Inc.*	3,012,735
		13,115,018

	ENERGY — 1.8%
27,830	EnerSys	1,821,752

	FINANCIALS — 11.1%
16,200	Enstar Group Ltd.*	3,819,150
111,886	Focus Financial Partners, Inc. - Class A*	4,413,902
15,692	Virtus Investment Partners, Inc.	2,779,995
		11,013,047

	HEALTH CARE — 8.6%
64,982	Addus HomeCare Corp.*	5,476,683
13,992	ICU Medical, Inc.*	2,994,148
		8,470,831

	INDUSTRIALS — 17.6%
54,600	API Group Corp.*	1,013,376
7,107	Chase Corp.	599,547
28,374	Crane Co.	2,730,430
13,400	CSW Industrials, Inc.	1,413,834
29,590	EMCOR Group, Inc.	3,150,743
19,694	Landstar System, Inc.	3,050,601
76,300	SP Plus Corp.*	2,174,550
14,200	UniFirst Corp.	2,446,660
24,922	Vectrus, Inc.*	899,684
		17,479,425

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.8%
231,295	Element Solutions, Inc.	$4,769,303

	REAL ESTATE — 4.0%
221,524	Cushman & Wakefield PLC*	3,965,280

	TECHNOLOGY — 6.0%
180,900	E2open Parent Holdings, Inc.*	1,400,166
57,310	MeridianLink, Inc.*	925,556
256,762	Verra Mobility Corp.*	3,602,371
		5,928,093
	TOTAL COMMON STOCKS
	(Cost $87,629,700)	95,005,038

Principal Amount
	SHORT-TERM INVESTMENTS — 4.3%
$4,307,185	UMB Bank Demand Deposit, 0.25%[1]	4,307,185
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,307,185)	4,307,185

	TOTAL INVESTMENTS — 100.1%
	(Cost $91,936,885)	99,312,223

	Liabilities in Excess of Other Assets — (0.1)%	(100,973)
	TOTAL NET ASSETS — 100.0%	$99,211,250

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	28.7%
Industrials	17.6%
Consumer Staples	13.2%
Financials	11.1%
Health Care	8.6%
Technology	6.0%
Materials	4.8%
Real Estate	4.0%
Energy	1.8%
Total Common Stocks	95.8%
Short-Term Investments	4.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 97.2%
	CHINA — 74.7%
3,078	Alibaba Group Holding Ltd. - ADR*	$298,843
68,200	Angel Yeast Co., Ltd. - Class A	395,769
10,100	Asymchem Laboratories Tianjin Co., Ltd. - Class H*	217,562
2,983	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	144,792
5,627	Beijing Kingsoft Office Software, Inc. - Class A	159,889
22,820	Beijing United Information Technology Co., Ltd. - Class A	332,108
7,000	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	135,083
143,500	China Mengniu Dairy Co., Ltd.*	774,472
24,800	Hongfa Technology Co., Ltd. - Class A	180,924
15,600	Huali Industrial Group Co., Ltd. - Class A	162,048
45,280	Hundsun Technologies, Inc. - Class A	260,320
945	JD.com, Inc. - Class A*	29,464
1,700	Kweichow Moutai Co., Ltd. - Class A	470,692
50,000	Li Ning Co., Ltd.	389,708
38,700	Ping An Insurance Group Co. of China Ltd. - Class H	244,612
24,076	Qingdao Haier Biomedical Co., Ltd. - Class A	235,179
25,684	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	120,966
14,400	Sangfor Technologies, Inc. - Class A	193,329
32,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	160,357
45,600	Shenzhou International Group Holdings Ltd.	618,745
1,720	Silergy Corp.	153,136
20,750	Tencent Holdings Ltd.	977,841
28,364	WuXi AppTec Co., Ltd. - Class H	385,801
64,000	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	228,469
54,610	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	137,444
36,800	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	227,879
14,740	ZTO Express Cayman, Inc. - ADR	405,497
		8,040,929

	HONG KONG — 16.7%
72,551	AIA Group Ltd.	712,723
290,000	China Overseas Property Holdings Ltd.	343,273
5,400	Hong Kong Exchanges & Clearing Ltd.	229,063
38,700	Techtronic Industries Co., Ltd.	516,572
		1,801,631

	TAIWAN — 5.8%
9,104	Airtac International Group	247,066
43,000	Sinbon Electronics Co., Ltd.	377,693
		624,759
	TOTAL COMMON STOCKS
	(Cost $13,068,145)	10,467,319

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.4%
$359,080	UMB Bank Demand Deposit, 0.25%[1]	$359,080
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $359,080)	359,080

	TOTAL INVESTMENTS — 100.6%
	(Cost $13,427,225)	10,826,399

	Liabilities in Excess of Other Assets — (0.6)%	(59,784)
	TOTAL NET ASSETS — 100.0%	$10,766,615

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	18.3%
Consumer Staples	15.2%
Industrials	14.9%
Technology	12.0%
Financials	11.0%
Health Care	9.9%
Communications	9.1%
Materials	3.6%
Real Estate	3.2%
Total Common Stocks	97.2%
Short-Term Investments	3.4%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Sustainable Developing World Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 95.8%
	ARGENTINA — 2.3%
67	MercadoLibre, Inc.*	$65,233

	BRAZIL — 1.5%
23,500	Hapvida Participacoes e Investimentos S.A.	41,686

	CANADA — 2.4%
2,357	First Quantum Minerals Ltd.	67,571

	CHINA — 14.7%
1,763	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	21,685
1,900	Glodon Co., Ltd. - Class A	13,213
2,095	JD.com, Inc. - Class A*	65,319
900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	42,554
4,600	Shenzhou International Group Holdings Ltd.	62,417
3,200	Tencent Holdings Ltd.	150,800
4,200	WuXi AppTec Co., Ltd. - Class H	57,127
		413,115

	DENMARK — 2.0%
2,173	Vestas Wind Systems A/S	55,414

	HONG KONG — 9.4%
17,614	AIA Group Ltd.	173,036
2,100	Hong Kong Exchanges & Clearing Ltd.	89,080
		262,116

	INDIA — 10.5%
163	Asian Paints Ltd.	6,871
1,747	HDFC Bank Ltd. - ADR	96,452
3,755	ICICI Bank Ltd. - ADR	71,495
401	Maruti Suzuki India Ltd.	40,163
1,700	Tata Consultancy Services Ltd.	78,350
		293,331

	INDONESIA — 6.4%
49,030	Bank Central Asia Tbk P.T.	27,499
480,032	Telkom Indonesia Persero Tbk P.T.	152,980
		180,479

	MEXICO — 6.9%
6,360	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	97,872

WCM Sustainable Developing World Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
33,475	Megacable Holdings S.A.B. de C.V.	$95,357
		193,229

	PERU — 3.3%
655	Credicorp Ltd.	90,973

	SINGAPORE — 4.2%
5,477	United Overseas Bank Ltd.	117,238

	SOUTH AFRICA — 1.5%
2,015	Bid Corp. Ltd.	42,169

	SOUTH KOREA — 2.1%
4,575	Coupang, Inc. - Class A*	58,880

	SWEDEN — 4.3%
6,430	Sandvik A.B.	121,708

	TAIWAN — 9.4%
9,000	Feng TAY Enterprise Co., Ltd.	57,943
2,210	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	205,375
		263,318

	UNITED KINGDOM — 5.4%
880	AstraZeneca PLC	117,422
836	Wizz Air Holdings PLC*	32,701
		150,123

	UNITED STATES — 5.7%
272	American Tower Corp. - REIT	65,558
260	Mastercard, Inc. - Class A	94,479
		160,037

	VIETNAM — 3.8%
33,274	Vietnam Dairy Products JSC	107,278
	TOTAL COMMON STOCKS
	(Cost $2,809,037)	2,683,898

WCM Sustainable Developing World Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.7%
$133,091	UMB Bank Demand Deposit, 0.25%[1]	$133,091
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $133,091)	133,091

	TOTAL INVESTMENTS — 100.5%
	(Cost $2,942,128)	2,816,989

	Liabilities in Excess of Other Assets — (0.5)%	(14,841)
	TOTAL NET ASSETS — 100.0%	$2,802,148

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Sustainable Developing World Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	23.8%
Communications	14.2%
Technology	14.0%
Consumer Discretionary	12.5%
Health Care	9.2%
Industrials	9.0%
Consumer Staples	6.1%
Materials	2.7%
Real Estate	2.3%
Energy	2.0%
Total Common Stocks	95.8%
Short-Term Investments	4.7%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Sustainable International Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 96.2%
	ARGENTINA — 0.9%
45	MercadoLibre, Inc.*	$43,813

	CANADA — 4.1%
3,140	First Quantum Minerals Ltd.	90,018
460	Intact Financial Corp.	64,350
90	Shopify, Inc. - Class A*	38,414
		192,782

	CHINA — 2.1%
1	JD.com, Inc. - Class A*	24
2,081	Tencent Holdings Ltd.	98,067
		98,091

	DENMARK — 6.0%
1,670	Novo Nordisk A/S - Class B	190,758
3,665	Vestas Wind Systems A/S	93,461
		284,219

	FRANCE — 2.4%
1,040	Airbus S.E.	113,852

	GERMANY — 3.8%
905	adidas A.G.	182,504

	HONG KONG — 3.3%
16,080	AIA Group Ltd.	157,966

	INDIA — 3.3%
2,880	HDFC Bank Ltd. - ADR	159,005

	INDONESIA — 2.1%
311,800	Telkom Indonesia Persero Tbk P.T.	99,366

	IRELAND — 7.5%
375	Accenture PLC - Class A	112,635
840	Aon PLC - Class A	241,912
		354,547

	JAPAN — 1.1%
549	Cosmos Pharmaceutical Corp.	50,611

WCM Sustainable International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.9%
6,550	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	$100,796
30,220	Megacable Holdings S.A.B. de C.V.	86,085
		186,881

	NETHERLANDS — 4.4%
43	Adyen N.V.*	72,124
245	ASML Holding N.V.	138,124
		210,248

	PERU — 2.9%
1,000	Credicorp Ltd.	138,890

	SINGAPORE — 4.6%
10,313	United Overseas Bank Ltd.	220,755

	SOUTH KOREA — 1.3%
4,630	Coupang, Inc. - Class A*	59,588

	SPAIN — 3.3%
13,570	Iberdrola S.A.	155,933

	SWEDEN — 4.1%
10,200	Sandvik A.B.	193,068

	SWITZERLAND — 2.8%
1,840	Alcon, Inc.	131,026

	TAIWAN — 4.0%
10,000	Feng TAY Enterprise Co., Ltd.	64,381
1,380	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	128,243
		192,624

	UNITED KINGDOM — 16.4%
3,650	AstraZeneca PLC - ADR	242,360
6,820	Compass Group PLC	143,908
1,150	London Stock Exchange Group PLC	113,375
5,130	Persimmon PLC	133,601
3,160	Unilever PLC - ADR	146,181
		779,425

	UNITED STATES — 11.9%
205	American Tower Corp. - REIT	49,409

WCM Sustainable International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,120	Crown Holdings, Inc.	$123,245
1,160	International Flavors & Fragrances, Inc.	140,708
640	Mastercard, Inc. - Class A	232,563
40	Thermo Fisher Scientific, Inc.	22,117
		568,042

	VIETNAM — 0.0%
84	Vietnam Dairy Products JSC	271
	TOTAL COMMON STOCKS
	(Cost $4,654,486)	4,573,507

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$108,961	UMB Bank Demand Deposit, 0.25%[1]	108,961
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $108,961)	108,961

	TOTAL INVESTMENTS — 98.5%
	(Cost $4,763,447)	4,682,468

	Other Assets in Excess of Liabilities — 1.5%	72,200
	TOTAL NET ASSETS — 100.0%	$4,754,668

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Sustainable International Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	23.1%
Technology	15.2%
Health Care	12.3%
Industrials	11.6%
Consumer Discretionary	10.2%
Materials	7.4%
Communications	6.0%
Consumer Staples	4.1%
Utilities	3.3%
Energy	2.0%
Real Estate	1.0%
Total Common Stocks	96.2%
Short-Term Investments	2.3%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 99.2%
	BELGIUM — 6.9%
5,400	D'ieteren Group	$866,780
4,280	KBC Group N.V.	291,180
		1,157,960

	CANADA — 12.1%
6,100	Bank of Nova Scotia	386,252
12,500	Brookfield Asset Management, Inc. - Class A	623,250
17,800	CAE, Inc.*	423,284
4,240	CGI, Inc.*	338,055
6,800	Open Text Corp.	272,340
		2,043,181

	CHINA — 3.5%
1,940	Baidu, Inc. - ADR*	240,890
64,000	China Mengniu Dairy Co., Ltd.*	345,409
		586,299

	GERMANY — 7.3%
3,940	KION Group A.G.	219,169
2,550	Merck KGaA	473,101
1,650	MTU Aero Engines A.G.	332,753
1,280	Volkswagen A.G.	198,231
		1,223,254

	HONG KONG — 4.3%
27,970	AIA Group Ltd.	274,770
33,940	Techtronic Industries Co., Ltd.	453,035
		727,805

	INDIA — 6.6%
32,780	ICICI Bank Ltd. - ADR	624,131
6,900	Reliance Industries Ltd. - GDR	493,419
		1,117,550

	IRELAND — 5.2%
2,240	ICON PLC*	506,711
2,600	Trane Technologies PLC	363,714
		870,425

	ISRAEL — 3.7%
64,100	Israel Discount Bank Ltd. - Class A	378,603
1,210	Nice Ltd. - ADR*	249,756
		628,359

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 16.8%
4,200	Advantest Corp.	$286,642
7,500	Bandai Namco Holdings, Inc.	507,772
9,500	FUJIFILM Holdings Corp.	522,227
15,500	Olympus Corp.	272,818
6,640	Sony Group Corp. - ADR	571,372
8,500	Square Enix Holdings Co., Ltd.	339,369
800	Tokyo Electron Ltd.	337,557
		2,837,757

	MEXICO — 4.5%
21,000	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	334,320
63,500	Grupo Financiero Banorte S.A.B. de C.V. - Class O	419,184
		753,504

	NETHERLANDS — 3.5%
3,020	Akzo Nobel N.V.	261,977
2,000	Koninklijke DSM N.V.	336,224
		598,201

	NORWAY — 1.8%
10,700	Mowi A.S.A.	302,242

	RUSSIA — 0.2%
8,120	HeadHunter Group PLC - ADR[1]	35,890
34,600	Sberbank of Russia PJSC - ADR[1]	346
		36,236

	SINGAPORE — 1.9%
6,750	Kulicke & Soffa Industries, Inc.	313,268

	SWEDEN — 5.6%
5,480	Atlas Copco A.B. - A Shares	248,445
13,750	Getinge A.B. - B Shares	397,755
15,800	Sandvik A.B.	299,066
		945,266

	SWITZERLAND — 6.1%
2,200	Chubb Ltd.	454,190
850	Roche Holding A.G.	315,176
2,120	TE Connectivity Ltd.	264,533
		1,033,899

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.7%
3,180	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$295,517

	THAILAND — 2.3%
3,900	Fabrinet*	382,941

	UNITED KINGDOM — 2.9%
16,500	RELX PLC - ADR	485,925

	UNITED STATES — 2.3%
1,800	Helen of Troy Ltd.*	386,118
	TOTAL COMMON STOCKS
	(Cost $19,722,546)	16,725,707

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
$27,067	UMB Bank Demand Deposit, 0.25%[2]	27,067
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $27,067)	27,067

	TOTAL INVESTMENTS — 99.4%
	(Cost $19,749,613)	16,752,774

	Other Assets in Excess of Liabilities — 0.6%	100,579
	TOTAL NET ASSETS — 100.0%	$16,853,353

ADR – American Depository Receipt

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.22% of Net Assets. The total value of these securities is $36,236.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.1%
Financials	20.5%
Industrials	17.4%
Health Care	11.7%
Communications	6.7%
Consumer Discretionary	6.3%
Consumer Staples	6.1%
Materials	3.5%
Energy	2.9%
Total Common Stocks	99.2%
Short-Term Investments	0.2%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 91.4%
	ARGENTINA — 2.1%
2,020	Globant S.A.*	$436,300

	BELGIUM — 2.4%
3,150	D'ieteren Group	505,621

	BRAZIL — 3.1%
151,500	Hapvida Participacoes e Investimentos S.A.	268,741
385,500	Magazine Luiza S.A.	380,510
		649,251

	CANADA — 2.0%
270	Constellation Software, Inc.	424,928

	CHINA — 8.1%
75,650	China Mengniu Dairy Co., Ltd.*	408,284
73,500	Li Ning Co., Ltd.	572,871
53,200	Shenzhou International Group Holdings Ltd.	721,869
		1,703,024

	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR[1]	10,619

	FRANCE — 2.5%
1,450	Teleperformance	520,428

	GERMANY — 6.1%
2,380	Carl Zeiss Meditec A.G.	298,943
3,160	HelloFresh S.E.*	133,209
1,950	MTU Aero Engines A.G.	393,253
6,250	Puma S.E.	459,873
		1,285,278

	HONG KONG — 2.0%
31,850	Techtronic Industries Co., Ltd.	425,137

	INDIA — 2.1%
7,700	Divi's Laboratories Ltd.	450,742

	IRELAND — 8.6%
2,880	Flutter Entertainment PLC*	290,884
1,600	ICON PLC*	361,936
5,500	Ryanair Holdings PLC - ADR*	480,260

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
3,050	STERIS PLC	$683,353
		1,816,433

	ISRAEL — 1.6%
6,400	Fiverr International Ltd.*	340,800

	ITALY — 8.6%
10,800	Amplifon S.p.A.	430,870
34,400	Davide Campari-Milano N.V.	388,147
10,200	Moncler S.p.A.	531,363
29,550	Stevanato Group S.p.A.*	472,800
		1,823,180

	JAPAN — 10.0%
1,523	BayCurrent Consulting, Inc.	499,342
4,728	GMO Payment Gateway, Inc.	396,679
12,400	Kobe Bussan Co., Ltd.	302,303
3,210	Lasertec Corp.	428,861
11,400	MonotaRO Co., Ltd.	195,830
23,100	Nihon M&A Center Holdings, Inc.	284,449
		2,107,464

	NETHERLANDS — 7.4%
1,750	ASM International N.V.	525,868
4,500	BE Semiconductor Industries N.V.	274,317
5,630	Elastic N.V.*	428,668
2,050	IMCD N.V.	326,411
		1,555,264

	NORWAY — 1.6%
150,560	AutoStore Holdings Ltd.*	335,793

	RUSSIA — 0.2%
9,200	Yandex N.V. - Class A*,[1]	52,348

	SPAIN — 1.5%
5,000	Amadeus IT Group S.A.*	313,318

	SWEDEN — 8.9%
4,160	Evolution A.B.	426,807
20,450	Lifco A.B. - B Shares	428,950
37,850	Nibe Industrier A.B. - B Shares	371,095

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
81,300	Swedish Match A.B.	$647,533
		1,874,385

	SWITZERLAND — 5.2%
1,120	Bachem Holding A.G.	488,685
3,150	Straumann Holding A.G.	371,339
780	VAT Group A.G.	241,251
		1,101,275

	UNITED KINGDOM — 5.3%
11,600	Halma PLC	356,050
39,700	Howden Joinery Group PLC	375,840
2,650	Spirax-Sarco Engineering PLC	399,853
		1,131,743

	UNITED STATES — 2.1%
3,370	Ceridian HCM Holding, Inc.*	189,158
14,300	Freshworks, Inc. - Class A*	259,831
		448,989
	TOTAL COMMON STOCKS
	(Cost $24,859,337)	19,312,320

Principal Amount
	SHORT-TERM INVESTMENTS — 20.0%
$4,217,942	UMB Bank Demand Deposit, 0.25%[2]	4,217,942
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,217,942)	4,217,942

	TOTAL INVESTMENTS — 111.4%
	(Cost $29,077,279)	23,530,262

	Liabilities in Excess of Other Assets — (11.4)%	(2,400,090)
	TOTAL NET ASSETS — 100.0%	$21,130,172

ADR – American Depository Receipt

GDR – Global Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.30% of Net Assets. The total value of these securities is $62,967.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	23.8%
Consumer Discretionary	21.1%
Health Care	20.1%
Industrials	12.6%
Consumer Staples	8.9%
Communications	1.9%
Materials	1.6%
Financials	1.4%
Total Common Stocks	91.4%
Short-Term Investments	20.0%
Total Investments	111.4%
Liabilities in Excess of Other Assets	(11.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS — 92.7%
	ARGENTINA — 2.0%
30	MercadoLibre, Inc.*	$29,209

	AUSTRALIA — 3.0%
195	Atlassian Corp. PLC - Class A*	43,842

	CANADA — 6.3%
210	Lululemon Athletica, Inc.*	74,472
40	Shopify, Inc. - Class A*	17,073
		91,545

	CHINA — 9.2%
5,000	Li Ning Co., Ltd.	38,971
1,300	Meituan - Class B*	27,854
2,800	WuXi AppTec Co., Ltd. - Class H	38,085
4,000	Wuxi Biologics Cayman, Inc.*	29,523
		134,433

	CYPRUS — 0.1%
550	TCS Group Holding PLC - GDR[1]	1,578

	FRANCE — 6.7%
43	Hermes International	53,022
69	LVMH Moet Hennessy Louis Vuitton S.E.	44,653
		97,675

	GERMANY — 5.6%
340	Carl Zeiss Meditec A.G.	42,706
105	Sartorius A.G.	39,368
		82,074

	HONG KONG — 3.6%
3,950	Techtronic Industries Co., Ltd.	52,725

	INDIA — 2.4%
630	HDFC Bank Ltd. - ADR	34,782

	ITALY — 2.6%
730	Moncler S.p.A.	38,029

	JAPAN — 3.6%
100	Keyence Corp.	40,200

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
800	Mercari, Inc.*	$13,110
		53,310

	NETHERLANDS — 13.8%
31	Adyen N.V.*	51,997
265	ASM International N.V.	79,631
124	ASML Holding N.V.	69,908
		201,536

	NEW ZEALAND — 1.8%
405	Xero Ltd.*	26,707

	NORWAY — 1.5%
9,670	AutoStore Holdings Ltd.*	21,567

	RUSSIA — 0.3%
885	Yandex N.V. - Class A*,1	5,036

	SINGAPORE — 1.4%
250	Sea Ltd. - ADR*	20,690

	SOUTH KOREA — 2.2%
2,485	Coupang, Inc. - Class A*	31,982

	SWEDEN — 5.0%
200	Evolution A.B.	20,520
5,400	Nibe Industrier A.B. - B Shares	52,943
		73,463

	SWITZERLAND — 9.7%
69	Lonza Group A.G.	40,683
390	Straumann Holding A.G.	45,975
180	VAT Group A.G.	55,673
		142,331

	TAIWAN — 2.9%
460	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	42,748

	UNITED KINGDOM — 5.8%
1,320	Halma PLC	40,516
290	Spirax-Sarco Engineering PLC	43,758
		84,274

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.2%
111	EPAM Systems, Inc.*	$29,414
980	Freshworks, Inc. - Class A*	17,807
		47,221
	TOTAL COMMON STOCKS
	(Cost $1,868,515)	1,356,757

Principal Amount
	SHORT-TERM INVESTMENTS — 6.0%
$87,259	UMB Bank Demand Deposit, 0.25%[2]	87,259
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $87,259)	87,259

	TOTAL INVESTMENTS — 98.7%
	(Cost $1,955,774)	1,444,016

	Other Assets in Excess of Liabilities — 1.3%	19,389
	TOTAL NET ASSETS — 100.0%	$1,463,405

ADR – American Depository Receipt

GDR – Global Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.45% of Net Assets. The total value of these securities is $6,614.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	27.4%
Consumer Discretionary	24.9%
Industrials	19.5%
Health Care	16.2%
Financials	2.5%
Communications	2.2%
Total Common Stocks	92.7%
Short-Term Investments	6.0%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2022

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$16,711,882,682	$2,201,389,773	$454,706,839
Foreign currency, at cost	-	2,316,394	-
Investments, at value	$20,028,736,752	$1,847,958,624	$454,318,087
Foreign currency, at value	-	2,288,951	-
Receivables:
Investment securities sold	158,520,319	-	2,457,664
Fund shares sold	8,541,120	16,370,002	426,467
Reclaims receivable	22,542,273	1,425	87,128
Dividends and interest	19,277,674	116,891	306,069
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	116,881	67,010	63,584
Total assets	20,237,735,019	1,866,802,903	457,658,999

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	26,881,471	4,803,711	2,738,092
Advisory fees	15,293,630	1,278,381	287,141
Shareholder servicing fees (Note 7)	1,080,920	370,399	44,324
Distribution fees (Note 8)	256,973	29,567	3,637
Fund administration fees	1,459,719	150,823	48,302
Fund accounting fees	469,419	58,997	24,276
Transfer agent fees and expenses	465,322	48,142	13,913
Custody fees	1,276,669	489,065	27,841
Shareholder reporting fees	542,872	62,141	13,774
Trustees' deferred compensation (Note 3)	81,809	10,837	7,559
Auditing fees	18,900	18,900	18,900
Trustees' fees and expenses	9,761	1,467	945
Legal fees	3,421	2,640	3,433
Chief Compliance Officer fees	1,673	1,054	667
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	745,889	-
Accrued other expenses	308,795	46,779	13,885
Total liabilities	48,151,354	8,118,792	3,246,689

Net Assets	$20,189,583,665	$1,858,684,111	$454,412,310
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	16,813,301,280	2,320,480,695	440,966,128
Total distributable earnings (accumulated deficit)	3,376,282,385	(461,796,584)	13,446,182
Net Assets	$20,189,583,665	$1,858,684,111	$454,412,310

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$1,106,334,035	$141,592,820	$16,396,382
Shares of beneficial interest issued and outstanding	54,139,156	10,113,886	866,083
Net asset value, offering and redemption price per share	$20.43	$14.00	$18.93

Institutional Class:
Net assets applicable to shares outstanding	$19,083,249,630	$1,717,091,291	$438,015,928
Shares of beneficial interest issued and outstanding	924,747,743	121,255,670	22,658,360
Net asset value, offering and redemption price per share	$20.64	$14.16	$19.33

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$605,730,711	$43,870,723	$91,936,885
Foreign currency, at cost	70,827	-	-
Investments, at value	$535,423,348	$40,405,274	$99,312,223
Foreign currency, at value	71,521	-	-
Receivables:
Investment securities sold	775,748	816,525	-
Fund shares sold	250,753	-	15,100
Reclaims receivable	191,940	-	-
Dividends and interest	912,367	1,886	26,681
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	23,551	20,324	2,836
Total assets	537,649,228	41,244,009	99,356,840

Liabilities:
Payables:
Investment securities purchased	1,023,229	629,479	-
Fund shares redeemed	1,445,592	22,062	-
Advisory fees	343,771	14,214	45,536
Shareholder servicing fees (Note 7)	111,868	1,716	9,642
Distribution fees (Note 8)	-	17	35
Fund administration fees	59,300	8,841	17,214
Fund accounting fees	19,071	10,523	11,156
Transfer agent fees and expenses	14,909	6,277	7,329
Custody fees	125,440	4,612	5,451
Shareholder reporting fees	12,374	3,592	5,288
Trustees' deferred compensation (Note 3)	7,925	2,670	2,826
Auditing fees	18,699	18,680	18,900
Trustees' fees and expenses	350	819	2,484
Legal fees	1,105	2,606	9,900
Chief Compliance Officer fees	352	326	826
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	1,184,037	-	-
Accrued other expenses	12,883	610	9,003
Total liabilities	4,380,905	727,044	145,590

Net Assets	$533,268,323	$40,516,965	$99,211,250
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	629,651,802	44,112,903	90,930,961
Total distributable earnings (accumulated deficit)	(96,383,479)	(3,595,938)	8,280,289
Net Assets	$533,268,323	$40,516,965	$99,211,250

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$79,325	$168,949
Shares of beneficial interest issued and outstanding	-	7,211	16,411
Net asset value, offering and redemption price per share	$-	$11.00	$10.30	[1]

Institutional Class:
Net assets applicable to shares outstanding	$533,268,323	$40,437,640	$99,042,301
Shares of beneficial interest issued and outstanding	26,373,062	3,652,610	9,544,363
Net asset value, offering and redemption price per share	$20.22	$11.07	$10.38

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022

	WCM China Quality Growth Fund	WCM Developing World Equity Fund		WCM International Equity Fund
Assets:
Investments, at cost	$13,427,225	$2,942,128		$4,763,447
Foreign currency, at cost	10,238	915		7,850
Investments, at value	$10,826,399	$2,816,989		$4,682,468
Foreign currency, at value	9,841	913		7,852
Receivables:
Investment securities sold	-	47,375		239,552
Fund shares sold	-	1,001		-
Reclaims receivable	-	23		223
Dividends and interest	72	5,106		10,548
Due from Advisor	17,829	24,942		18,136
Offering costs	-	-		-
Prepaid expenses	20,619	28,056		35,743
Total assets	10,874,760	2,924,405		4,994,522

Liabilities:
Payables:
Investment securities purchased	-	58,662		185,620
Fund shares redeemed	-	-		-
Advisory fees	-	-		-
Shareholder servicing fees (Note 7)	6,891	122		173
Distribution fees (Note 8)	29	7		7
Fund administration fees	12,519	6,734		6,818
Fund accounting fees	15,743	10,233		9,888
Transfer agent fees and expenses	6,161	6,508		6,006
Custody fees	24,053	14,893		6,457
Shareholder reporting fees	5,819	895		722
Trustees' deferred compensation (Note 3)	1,763	1,742		1,742
Auditing fees	18,900	18,900		18,900
Trustees' fees and expenses	1,676	295		295
Legal fees	10,245	1,859		2,299
Chief Compliance Officer fees	1,758	567		758
Offering costs - Advisor	-	-		-
Non-U.S. Taxes	-	413		-
Accrued other expenses	2,588	427		169
Total liabilities	108,145	122,257		239,854

Net Assets	$10,766,615	$2,802,148		$4,754,668
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	14,614,601	2,965,038		4,843,591
Total distributable earnings (accumulated deficit)	(3,847,986)	(162,890)		(88,923)
Net Assets	$10,766,615	$2,802,148		$4,754,668

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$137,914	$35,149		$23,225
Shares of beneficial interest issued and outstanding	12,327	2,741		1,706
Net asset value, offering and redemption price per share	$11.19	$12.83	[1]	$13.62	[1]
Institutional Class:
Net assets applicable to shares outstanding	$10,628,701	$2,766,999		$4,731,443
Shares of beneficial interest issued and outstanding	944,625	214,839		346,493
Net asset value, offering and redemption price per share	$11.25	$12.88		$13.66

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM International Long-Term Growth Fund
Assets:
Investments, at cost	$19,749,613	$29,077,279	$1,955,774
Foreign currency, at cost	-	-	-
Investments, at value	$16,752,774	$23,530,262	$1,444,016
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	87,006	-	-
Fund shares sold	-	305,525	-
Reclaims receivable	4,404	1,337	208
Dividends and interest	49,779	24,484	904
Due from Advisor	6,006	16,869	25,324
Offering costs	-	-	4,899
Prepaid expenses	30,680	20,777	47,053
Total assets	16,930,649	23,899,254	1,522,404

Liabilities:
Payables:
Investment securities purchased	-	2,648,819	-
Fund shares redeemed	-	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	4,972	6,103	414
Distribution fees (Note 8)	17	22	2
Fund administration fees	8,232	7,277	3,393
Fund accounting fees	12,450	13,917	6,299
Transfer agent fees and expenses	6,317	6,728	4,085
Custody fees	9,206	20,824	7,590
Shareholder reporting fees	3,464	476	1,778
Trustees' deferred compensation (Note 3)	1,522	1,104	710
Auditing fees	18,900	31,983	16,001
Trustees' fees and expenses	1,707	1,632	2,375
Legal fees	6,290	1,879	193
Chief Compliance Officer fees	555	831	490
Offering costs - Advisor	-	25,003	15,309
Non-U.S. Taxes	-	-	-
Accrued other expenses	3,664	2,484	360
Total liabilities	77,296	2,769,082	58,999

Net Assets	$16,853,353	$21,130,172	$1,463,405
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	19,975,595	28,187,426	2,293,244
Total distributable earnings (accumulated deficit)	(3,122,242)	(7,057,254)	(829,839)
Net Assets	$16,853,353	$21,130,172	$1,463,405

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$78,410	$92,451	$6,293
Shares of beneficial interest issued and outstanding	6,512	11,104	1,000
Net asset value, offering and redemption price per share	$12.04	$8.33	$6.29
Institutional Class:
Net assets applicable to shares outstanding	$16,774,943	$21,037,721	$1,457,112
Shares of beneficial interest issued and outstanding	1,387,376	2,519,579	231,182
Net asset value, offering and redemption price per share	$12.09	$8.35	$6.30

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year/Period Ended April 30, 2022

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $16,477,385, $1,930,723 and $182,167, respectively)	$163,891,884	$20,465,581	$2,794,180
Interest	168,863	34,208	5,211
Total investment income	164,060,747	20,499,789	2,799,391

Expenses:
Advisory fees	221,498,750	23,313,666	4,594,743
Shareholder servicing fees (Note 7)	28,167,749	3,174,739	634,523
Distribution fees (Note 8)	4,138,062	206,243	54,083
Fund administration fees	12,778,439	1,379,287	408,859
Fund accounting fees	2,791,032	356,416	139,171
Transfer agent fees and expenses	2,114,311	330,055	89,325
Custody fees	5,108,532	2,171,789	114,297
Shareholder reporting fees	1,225,488	200,220	36,055
Registration fees	616,210	184,559	100,542
Miscellaneous	463,680	157,391	23,068
Trustees' fees and expenses	190,091	20,882	10,052
Legal fees	61,393	16,932	9,435
Insurance fees	40,735	6,166	3,528
Auditing fees	19,000	19,001	19,000
Chief Compliance Officer fees	6,468	5,950	5,450
Offering costs	-	-	-
Total expenses	279,219,940	31,543,296	6,242,131
Advisory fees waived	-	(2,194,968)	(512,187)
Other expenses absorbed	-	-	-
Net expenses	279,219,940	29,348,328	5,729,944
Net investment income (loss)	(115,159,193)	(8,848,539)	(2,930,553)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	587,341,290	(94,063,207)	28,755,356
Foreign currency transactions	6,645,434	(909,093)	(13,453)
Deferred non-U.S. taxes	-	(796,575)	-
Net realized gain (loss)	593,986,724	(95,768,875)	28,741,903
Net change in unrealized appreciation/depreciation on:
Investments	(5,069,808,086)	(572,016,460)	(126,828,734)
Foreign currency translations	(1,964,281)	(19,797)	(8,032)
Deferred non-U.S. taxes	-	1,147,629	-
Net change in unrealized appreciation/depreciation	(5,071,772,367)	(570,888,628)	(126,836,766)
Net realized and unrealized loss	(4,477,785,643)	(666,657,503)	(98,094,863)

Net Decrease in Net Assets from Operations	$(4,592,944,836)	$(675,506,042)	$(101,025,416)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2022

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $658,722, $0 and $0, respectively)	$5,061,332	$198,858	$525,910
Interest	4,918	624	1,775
Total investment income	5,066,250	199,482	527,685

Expenses:
Advisory fees	8,271,001	531,966	1,033,940
Shareholder servicing fees (Note 7)	1,046,462	46,464	113,394
Distribution fees (Note 8)	-	229	424
Fund administration fees	564,538	75,542	128,022
Fund accounting fees	173,690	65,257	73,644
Transfer agent fees and expenses	103,164	40,762	42,724
Custody fees	625,773	12,409	16,111
Shareholder reporting fees	75,031	2,030	6,214
Registration fees	117,505	35,140	88,442
Miscellaneous	65,415	6,500	16,380
Trustees' fees and expenses	11,068	5,632	8,112
Legal fees	10,886	5,114	12,337
Insurance fees	4,234	2,950	2,965
Auditing fees	18,699	18,679	18,900
Chief Compliance Officer fees	4,950	4,950	5,950
Offering costs	-	-	-

Total expenses	11,092,416	853,624	1,567,559
Advisory fees waived	(753,667)	(188,353)	(533,195)
Other expenses absorbed	-	-	-
Net expenses	10,338,749	665,271	1,034,364
Net investment income (loss)	(5,272,499)	(465,789)	(506,679)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	26,810,696	2,964,759	6,151,683
Foreign currency transactions	(127,413)	-	-
Deferred non-U.S. taxes	(2,125,109)	-	-
Net realized gain (loss)	24,558,174	2,964,759	6,151,683
Net change in unrealized appreciation/depreciation on:
Investments	(190,043,452)	(15,542,258)	(15,414,433)
Foreign currency translations	(33,136)	-	-
Deferred non-U.S. taxes	388,787	-	-
Net change in unrealized appreciation/depreciation	(189,687,801)	(15,542,258)	(15,414,433)
Net realized and unrealized loss	(165,129,627)	(12,577,499)	(9,262,750)

Net Decrease in Net Assets from Operations	$(170,402,126)	$(13,043,288)	$(9,769,429)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2022

	WCM China Quality Growth Fund	WCM Developing World Equity Fund	WCM International Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,912, $2,920 and $4,094, respectively)	$119,605	$41,439	$68,674
Interest	189	47	58
Total investment income	119,794	41,486	68,732

Expenses:
Advisory fees	144,514	25,138	33,473
Shareholder servicing fees (Note 7)	21,694	2,113	3,408
Distribution fees (Note 8)	467	74	70
Fund administration fees	57,504	52,549	52,484
Fund accounting fees	63,388	52,317	52,310
Transfer agent fees and expenses	35,512	35,486	34,487
Custody fees	90,668	57,530	38,994
Shareholder reporting fees	5,979	6,979	6,795
Registration fees	55,869	47,638	33,232
Miscellaneous	5,601	3,421	2,804
Trustees' fees and expenses	6,848	4,326	4,326
Legal fees	15,514	13,803	13,787
Insurance fees	2,270	1,956	1,956
Auditing fees	18,900	18,900	18,900
Chief Compliance Officer fees	5,992	4,801	4,992
Offering costs	-	-	-

Total expenses	530,720	327,031	302,018
Advisory fees waived	(144,514)	(25,138)	(33,473)
Other expenses absorbed	(205,067)	(270,398)	(219,250)
Net expenses	181,139	31,495	49,295
Net investment income (loss)	(61,345)	9,991	19,437

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(912,972)	246	70,341
Foreign currency transactions	(759)	(296)	(356)
Deferred non-U.S. taxes	-	(1,776)	-
Net realized gain (loss)	(913,731)	(1,826)	69,985
Net change in unrealized appreciation/depreciation on:
Investments	(4,353,971)	(379,544)	(384,361)
Foreign currency translations	(392)	(233)	(64)
Deferred non-U.S. taxes	-	(273)	-
Net change in unrealized appreciation/depreciation	(4,354,363)	(380,050)	(384,425)
Net realized and unrealized loss	(5,268,094)	(381,876)	(314,440)

Net Decrease in Net Assets from Operations	$(5,329,439)	$(371,885)	$(295,003)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2022

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM International Long-Term Growth Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $17,483, $4,926 and $384, respectively)	$137,149	$42,783	$2,488
Interest	114	438	31
Total investment income	137,263	43,221	2,519

Expenses:
Advisory fees	77,490	101,256	6,326
Shareholder servicing fees (Note 7)	12,334	15,114	1,110
Distribution fees (Note 8)	153	187	13
Fund administration fees	47,059	53,346	27,720
Fund accounting fees	63,486	64,402	25,527
Transfer agent fees and expenses	35,573	37,697	18,254
Custody fees	34,393	89,399	28,006
Shareholder reporting fees	5,512	4,336	2,765
Registration fees	44,853	61,336	2,327
Miscellaneous	7,002	6,124	3,827
Trustees' fees and expenses	5,616	6,501	5,225
Legal fees	12,870	15,001	8,336
Insurance fees	2,454	1,151	701
Auditing fees	18,900	31,082	16,001
Chief Compliance Officer fees	4,992	5,501	3,210
Offering costs	2,469	8,773	6,309

Total expenses	375,156	501,206	155,657
Advisory fees waived	(77,490)	(101,256)	(6,326)
Other expenses absorbed	(183,561)	(273,190)	(140,014)
Net expenses	114,105	126,760	9,317
Net investment income (loss)	23,158	(83,539)	(6,798)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(146,191)	(1,407,831)	(312,186)
Foreign currency transactions	(380)	87	(4)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(146,571)	(1,407,744)	(312,190)
Net change in unrealized appreciation/depreciation on:
Investments	(3,451,959)	(5,593,396)	(511,758)
Foreign currency translations	(1,516)	(1,822)	(34)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	(3,453,475)	(5,595,218)	(511,792)
Net realized and unrealized loss	(3,600,046)	(7,002,962)	(823,982)

Net Decrease in Net Assets from Operations	$(3,576,888)	$(7,086,501)	$(830,780)

*	Commencement of operations on September 29, 2021.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(115,159,193)	$(73,284,889)
Net realized gain on investments and foreign currency transactions	593,986,724	1,177,031,196
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,071,772,367)	6,531,863,446
Net increase (decrease) in net assets resulting from operations	(4,592,944,836)	7,635,609,753

Distributions to Shareholders:
Investor Class	(82,734,321)	(19,617,552)
Institutional Class	(1,198,249,547)	(281,277,964)
Total distributions to shareholders	(1,280,983,868)	(300,895,516)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	518,278,322	1,179,261,264
Institutional Class	5,873,297,782	7,384,907,392
Reinvestment of distributions:
Investor Class	82,592,645	19,585,649
Institutional Class	1,094,411,720	246,783,016
Cost of shares redeemed:
Investor Class	(665,394,020)	(380,102,408)
Institutional Class	(5,269,046,333)	(3,716,329,694)
Net increase in net assets from capital transactions	1,634,140,116	4,734,105,219

Total increase (decrease) in net assets	(4,239,788,588)	12,068,819,456

Net Assets:
Beginning of period	24,429,372,253	12,360,552,797
End of period	$20,189,583,665	$24,429,372,253

Capital Share Transactions:
Shares sold:
Investor Class	19,728,497	58,831,985
Institutional Class	222,042,533	329,786,999
Shares reinvested:
Investor Class	3,033,149	828,490
Institutional Class	39,840,252	10,373,393
Shares redeemed:
Investor Class	(27,769,262)	(16,405,010)
Institutional Class	(211,447,870)	(169,880,208)
Net increase in capital share transactions	45,427,299	213,535,649

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(8,848,539)	$(9,163,039)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(95,768,875)	112,959,904
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	(570,888,628)	216,157,114
Net increase (decrease) in net assets resulting from operations	(675,506,042)	319,953,979

Distributions to Shareholders:
Investor Class	(2,826,823)	(448,851)
Institutional Class	(100,035,505)	(10,353,698)
Total distributions to shareholders	(102,862,328)	(10,802,549)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	260,506,831	40,053,512
Institutional Class	1,469,353,271	1,749,846,602
Reinvestment of distributions:
Investor Class	2,578,231	412,235
Institutional Class	82,871,311	9,107,886
Cost of shares redeemed:
Investor Class	(145,368,858)	(28,499,287)
Institutional Class	(1,204,460,353)	(250,951,139)
Net increase in net assets from capital transactions	465,480,433	1,519,969,809

Total increase (decrease) in net assets	(312,887,937)	1,829,121,239

Net Assets:
Beginning of period	2,171,572,048	342,450,809
End of period	$1,858,684,111	$2,171,572,048

Capital Share Transactions:
Shares sold:
Investor Class	16,099,076	2,189,209
Institutional Class	78,903,465	93,931,052
Shares reinvested:
Investor Class	138,095	21,892
Institutional Class	4,391,696	480,121
Shares redeemed:
Investor Class	(8,907,137)	(1,519,158)
Institutional Class	(67,542,974)	(13,619,443)
Net increase in capital share transactions	23,082,221	81,483,673

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,930,553)	$(1,685,000)
Net realized gain on investments and foreign currency transactions	28,741,903	57,026,839
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(126,836,766)	98,677,603
Net increase (decrease) in net assets resulting from operations	(101,025,416)	154,019,442

Distributions to Shareholders:
Investor Class	(2,212,086)	(590,354)
Institutional Class	(53,428,250)	(14,845,357)
Total distributions to shareholders	(55,640,336)	(15,435,711)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	6,366,794	10,590,501
Institutional Class	280,075,915	318,693,384
Reinvestment of distributions:
Investor Class	2,212,087	589,479
Institutional Class	53,350,711	14,718,151
Cost of shares redeemed:
Investor Class	(7,873,611)	(3,600,478)
Institutional Class	(212,504,626)	(244,090,392)
Net increase in net assets from capital transactions	121,627,270	96,900,645

Total increase (decrease) in net assets	(35,038,482)	235,484,376

Net Assets:
Beginning of period	489,450,792	253,966,416
End of period	$454,412,310	$489,450,792

Capital Share Transactions:
Shares sold:
Investor Class	257,604	465,647
Institutional Class	11,465,445	14,131,084
Shares reinvested:
Investor Class	87,469	25,343
Institutional Class	2,067,857	623,122
Shares redeemed:
Investor Class	(324,608)	(155,040)
Institutional Class	(9,086,122)	(10,445,366)
Net increase in capital share transactions	4,467,645	4,644,790

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,272,499)	$(2,801,037)
Net realized gain on investments, foreign currency transactions and deferred non-U.S. taxes	24,558,174	48,034,098
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	(189,687,801)	112,539,356
Net increase from payment by affiliates (Note 3)	-	2,951
Net increase (decrease) in net assets resulting from operations	(170,402,126)	157,775,368

Distributions to Shareholders:
Distributions	(85,948,627)	(11,529,953)
Total distributions to shareholders	(85,948,627)	(11,529,953)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	254,552,436	578,933,817
Reinvestment of distributions:
Institutional class	85,596,317	11,387,132
Cost of shares redeemed:
Institutional class	(319,026,110)	(54,574,413)
Net increase in net assets from capital transactions	21,122,643	535,746,536

Total increase (decrease) in net assets	(235,228,110)	681,991,951

Net Assets:
Beginning of period	768,496,433	86,504,482
End of period	$533,268,323	$768,496,433

Capital Share Transactions:
Shares sold:
Institutional class	8,844,760	23,370,076
Shares reinvested:
Institutional class	3,022,469	457,498
Shares redeemed:
Institutional class	(12,334,192)	(2,137,327)
Net increase (decrease) in capital share transactions	(466,963)	21,690,247

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(465,789)	$(309,773)
Net realized gain on investments	2,964,759	3,050,310
Net change in unrealized appreciation/depreciation on investments	(15,542,258)	12,066,248
Net increase (decrease) in net assets resulting from operations	(13,043,288)	14,806,785

Distributions to Shareholders:
Investor Class	(8,947)	(645)
Institutional Class	(4,642,991)	(409,027)
Total distributions to shareholders	(4,651,938)	(409,672)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	39,675	28,250
Institutional Class	16,781,334	38,739,588
Reinvestment of distributions:
Investor Class	8,947	645
Institutional Class	4,642,991	409,027
Cost of shares redeemed:
Investor Class	(14,170)	(6,501)
Institutional Class	(21,489,079)	(349,037)
Net increase (decrease) in net assets from capital transactions	(30,302)	38,821,972

Total increase (decrease) in net assets	(17,725,528)	53,219,085

Net Assets:
Beginning of period	58,242,493	5,023,408
End of period	$40,516,965	$58,242,493

Capital Share Transactions:
Shares sold:
Investor Class	2,576	2,033
Institutional Class	1,276,872	3,147,577
Shares reinvested:
Investor Class	640	47
Institutional Class	330,227	29,704
Shares redeemed:
Investor Class	(993)	(426)
Institutional Class	(1,643,613)	(26,208)
Net increase (decrease) in capital share transactions	(34,291)	3,152,727

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(506,679)	$(269,468)
Net realized gain on investments	6,151,683	2,359,180
Net change in unrealized appreciation/depreciation on investments	(15,414,433)	23,583,776
Net increase (decrease) in net assets resulting from operations	(9,769,429)	25,673,488

Distributions to Shareholders:
Investor Class	(11,632)	-
Institutional Class	(6,732,771)	-
Total distributions to shareholders	(6,744,403)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	41,311	277,900
Institutional Class	20,185,465	73,097,851
Reinvestment of distributions:
Investor Class	11,632	-
Institutional Class	5,850,536	-
Cost of shares redeemed:
Investor Class	(17,470)	(175,385)
Institutional Class	(9,774,983)	(4,188,601)
Net increase in net assets from capital transactions	16,296,491	69,011,765

Total increase (decrease) in net assets	(217,341)	94,685,253

Net Assets:
Beginning of period	99,428,591	4,743,338
End of period	$99,211,250	$99,428,591

Capital Share Transactions:
Shares sold:
Investor Class	3,554	24,987
Institutional Class	1,740,069	7,956,284
Shares reinvested:
Investor Class	1,022	-
Institutional Class	510,518	-
Shares redeemed:
Investor Class	(1,492)	(15,172)
Institutional Class	(865,414)	(407,594)
Net increase in capital share transactions	1,388,257	7,558,505

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(61,345)	$(51,976)
Net realized gain (loss) on investments and foreign currency transactions	(913,731)	1,199,318
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(4,354,363)	1,598,713
Net increase from payment by affiliates (Note 3)	-	1,692
Net increase (decrease) in net assets resulting from operations	(5,329,439)	2,747,747

Distributions to Shareholders:
Investor Class	(15,604)	(1,826)
Institutional Class	(1,232,777)	(171,359)
Total distributions to shareholders	(1,248,381)	(173,185)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	117,302	158,731
Institutional Class	6,652,617	9,817,499
Reinvestment of distributions:
Investor Class	15,604	1,826
Institutional Class	1,232,777	171,230
Cost of shares redeemed:
Investor Class	(85,426)	(15,197)
Institutional Class	(4,369,953)	(1,328,954)
Net increase in net assets from capital transactions	3,562,921	8,805,135

Total increase (decrease) in net assets	(3,014,899)	11,379,697

Net Assets:
Beginning of period	13,781,514	2,401,817
End of period	$10,766,615	$13,781,514

Capital Share Transactions:
Shares sold:
Investor Class	7,274	9,573
Institutional Class	396,078	593,466
Shares reinvested:
Investor Class	994	120
Institutional Class	78,172	11,221
Shares redeemed:
Investor Class	(5,743)	(891)
Institutional Class	(281,405)	(77,391)
Net increase in capital share transactions	195,370	536,098

See accompanying Notes to Financial Statements.

WCM Sustainable Developing World Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$9,991	$42
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(1,826)	82,469
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	(380,050)	204,066
Net increase (decrease) in net assets resulting from operations	(371,885)	286,577

Distributions to Shareholders:
Investor Class	(1,061)	(529)
Institutional Class	(95,777)	(32,633)
Total distributions to shareholders	(96,838)	(33,162)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	15,600	7,500
Institutional Class	1,961,578	674,463
Reinvestment of distributions:
Investor Class	1,061	528
Institutional Class	95,777	32,634
Cost of shares redeemed:
Investor Class	(162)	-
Institutional Class	(321,057)	(32,411)
Net increase in net assets from capital transactions	1,752,797	682,714

Total increase in net assets	1,284,074	936,129

Net Assets:
Beginning of period	1,518,074	581,945
End of period	$2,802,148	$1,518,074

Capital Share Transactions:
Shares sold:
Investor Class	1,118	523
Institutional Class	132,677	46,608
Shares reinvested:
Investor Class	75	36
Institutional Class	6,769	2,216
Shares redeemed:
Investor Class	(11)	-
Institutional Class	(23,235)	(2,127)
Net increase in capital share transactions	117,393	47,256

See accompanying Notes to Financial Statements.

WCM Sustainable International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$19,437	$782
Net realized gain on investments and foreign currency transactions	69,985	37,015
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(384,425)	254,786
Net increase (decrease) in net assets resulting from operations	(295,003)	292,583

Distributions to Shareholders:
Investor Class	(620)	(220)
Institutional Class	(117,649)	(17,476)
Total distributions to shareholders	(118,269)	(17,696)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	35,420	1,500
Institutional Class	2,282,401	1,873,430
Reinvestment of distributions:
Investor Class	620	220
Institutional Class	117,649	17,476
Cost of shares redeemed:
Investor Class	(26,166)	-
Institutional Class	(10,000)	(6,681)
Net increase in net assets from capital transactions	2,399,924	1,885,945

Total increase in net assets	1,986,652	2,160,832

Net Assets:
Beginning of period	2,768,016	607,184
End of period	$4,754,668	$2,768,016

Capital Share Transactions:
Shares sold:
Investor Class	2,350	107
Institutional Class	154,992	128,966
Shares reinvested:
Investor Class	41	16
Institutional Class	7,812	1,263
Shares redeemed:
Investor Class	(1,808)	-
Institutional Class	(669)	(478)
Net increase in capital share transactions	162,718	129,874

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$23,158	$(827)
Net realized gain (loss) on investments and foreign currency transactions	(146,571)	2,613
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,453,475)	455,097
Net increase (decrease) in net assets resulting from operations	(3,576,888)	456,883

Distributions to Shareholders:
Investor Class	(17)	-
Institutional Class	(3,047)	-
Total distributions to shareholders	(3,064)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	42,870	42,792
Institutional Class	19,032,345	4,157,960
Reinvestment of distributions:
Investor Class	16	-
Institutional Class	3,047	-
Cost of shares redeemed:
Investor Class	(405)	-
Institutional Class	(1,887,646)	(1,414,557)
Net increase in net assets from capital transactions	17,190,227	2,786,195

Total increase in net assets	13,610,275	3,243,078

Net Assets:
Beginning of period	3,243,078	-
End of period	$16,853,353	$3,243,078

Capital Share Transactions:
Shares sold:
Investor Class	3,119	3,419
Institutional Class	1,306,519	330,218
Shares reinvested:
Investor Class	1	-
Institutional Class	197	-
Shares redeemed:
Investor Class	(27)	-
Institutional Class	(143,658)	(105,900)
Net increase in capital share transactions	1,166,151	227,737

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(83,539)	$160
Net realized gain (loss) on investments and foreign currency transactions	(1,407,744)	461
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,595,218)	46,378
Net increase (decrease) in net assets resulting from operations	(7,086,501)	46,999

Distributions to Shareholders:
Investor Class	(89)	-
Institutional Class	(18,947)	-
Total distributions to shareholders	(19,036)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	202,021	10,000
Institutional Class	30,809,705	720,000
Reinvestment of distributions:
Investor Class	89	-
Institutional Class	18,947	-
Cost of shares redeemed:
Investor Class	(71,875)	-
Institutional Class	(3,500,177)	-
Net increase in net assets from capital transactions	27,458,710	730,000

Total increase in net assets	20,353,173	776,999

Net Assets:
Beginning of period	776,999	-
End of period	$21,130,172	$776,999

Capital Share Transactions:
Shares sold:
Investor Class	17,139	1,000
Institutional Class	2,817,914	70,579
Shares reinvested:
Investor Class	7	-
Institutional Class	1,606	-
Shares redeemed:
Investor Class	(7,042)	-
Institutional Class	(370,520)	-
Net increase in capital share transactions	2,459,104	71,579

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period September 29, 2021* through April 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(6,798)
Net realized loss on investments and foreign currency transactions	(312,190)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(511,792)
Net decrease in net assets resulting from operations	(830,780)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	3,216,851
Cost of shares redeemed:
Institutional Class	(932,666)
Net increase in net assets from capital transactions	2,294,185

Total increase in net assets	1,463,405

Net Assets:
Beginning of period	-
End of period	$1,463,405

Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	355,296
Shares redeemed:
Institutional Class	(124,114)
Net increase in capital share transactions	232,182

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$26.00	$17.10	$16.51	$15.87	$13.84
Income from Investment Operations:
Net investment income (loss)[1]	(0.18)	(0.14)	-	0.03	0.03
Net realized and unrealized gain (loss)	(4.12)	9.39	0.60	1.15	2.04
Total from investment operations	(4.30)	9.25	0.60	1.18	2.07

Less Distributions:
From net investment income	-	(0.01)	(0.01)	(0.01)	(0.04)
From net realized gain	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	(1.27)	(0.35)	(0.01)	(0.54)	(0.04)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]
Net asset value, end of period	$20.43	$26.00	$17.10	$16.51	$15.87

Total return[3]	(17.75)%	54.28%	3.64%	7.99%	14.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,106,334	$1,537,934	$271,693	$200,100	$162,025

Ratio of expenses to average net assets	1.31%	1.30%	1.26%	1.24%	1.30%
Ratio of net investment income (loss) to average net assets	(0.68)%	(0.62)%	(0.01)%	0.17%	0.21%

Portfolio turnover rate	23%	25%	20%	21%	26%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$26.18	$17.17	$16.58	$15.94	$13.89
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.08)	0.04	0.06	0.07
Net realized and unrealized gain (loss)	(4.16)	9.44	0.59	1.16	2.05
Total from investment operations	(4.27)	9.36	0.63	1.22	2.12

Less Distributions:
From net investment income	-	(0.01)	(0.04)	(0.05)	(0.07)
From net realized gain	(1.27)	(0.34)	-	(0.53)	- [2]
Total distributions	(1.27)	(0.35)	(0.04)	(0.58)	(0.07)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]
Net asset value, end of period	$20.64	$26.18	$17.17	$16.58	$15.94

Total return[3]	(17.51)%	54.73%	3.79%	8.25%	15.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,083,250	$22,891,438	$12,088,860	$7,420,808	$5,576,795

Ratio of expenses to average net assets	1.06%	1.05%	1.04%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	(0.43)%	(0.37)%	0.21%	0.38%	0.46%

Portfolio turnover rate	23%	25%	20%	21%	26%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.89	$12.71	$12.91	$12.43	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.19)	(0.05)	0.14	0.13
Net realized and unrealized gain (loss)	(4.96)	7.54	(0.10)	0.42	2.11
Net increase from payment by affiliates	-	-	-	- [2]	-
Total from investment operations	(5.07)	7.35	(0.15)	0.56	2.24

Less Distributions:
From net investment income	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	(0.82)	(0.17)	(0.02)	-	-
Total distributions	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]
Net asset value, end of period	$14.00	$19.89	$12.71	$12.91	$12.43

Total return[3]	(26.54)%	57.93%	(1.17)%	4.64%[4]	21.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$141,593	$55,369	$26,583	$6,540	$8,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.59%	1.53%	1.69%	2.05%	2.26%
After fees waived and expenses absorbed	1.50%	1.50%	1.49%[5]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.71)%	(1.07)%	(0.59)%	(0.88)%	(1.17)%
After fees waived and expenses absorbed	(0.62)%	(1.04)%	(0.39)%	1.17%	1.09%

Portfolio turnover rate	39%	35%	23%	48%	47%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.

[5]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.06	$12.78	$12.96	$12.47	$10.32
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.15)	(0.02)	0.14	0.13
Net realized and unrealized gain (loss)	(5.01)	7.60	(0.11)	0.43	2.11
Net increase from payment by affiliates	-	-	-	- [2]	-
Total from investment operations	(5.08)	7.45	(0.13)	0.57	2.24

Less Distributions:
From net investment income	-	-	(0.03)	(0.08)	(0.09)
From net realized gain	(0.82)	(0.17)	(0.02)	-	-
Total distributions	(0.82)	(0.17)	(0.05)	(0.08)	(0.09)

Redemption fee proceeds[1]	-	-	-	- [2]	-
Net asset value, end of period	$14.16	$20.06	$12.78	$12.96	$12.47

Total return[3]	(26.36)%	58.39%	(1.01)%	4.70%[4]	21.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,717,091	$2,116,203	$315,868	$50,850	$22,251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%	1.28%	1.45%	1.80%	2.01%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[5]	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.46)%	(0.82)%	(0.35)%	(0.63)%	(0.92)%
After fees waived and expenses absorbed	(0.37)%	(0.79)%	(0.15)%	1.17%	1.09%

Portfolio turnover rate	39%	35%	23%	48%	47%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.

[5]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.28	$17.39	$16.68	$14.96	$13.00
Income from Investment Operations:
Net investment loss[1]	(0.19)	(0.15)	(0.05)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(3.52)	8.87	1.08	2.21	2.22
Total from investment operations	(3.71)	8.72	1.03	2.13	2.18

Less Distributions:
From net investment income	-	-	-	-	(0.04)
From net realized gain	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]
Net asset value, end of period	$18.93	$25.28	$17.39	$16.68	$14.96

Total return[3]	(17.30)%	50.55%	6.15%	14.59%	16.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,396	$21,378	$8,865	$4,541	$3,540

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%	1.44%	1.50%	1.73%	2.29%
After fees waived and expenses absorbed	1.30%	1.30%	1.28%[4]	1.40%	1.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.88)%	(0.80)%	(0.52)%	(0.83)%	(1.13)%
After fees waived and expenses absorbed	(0.78)%	(0.66)%	(0.30)%	(0.50)%	(0.24)%

Portfolio turnover rate	44%	56%	37%	48%	38%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.70	$17.63	$16.87	$15.06	$13.05
Income from Investment Operations:
Net investment loss[1]	(0.13)	(0.09)	(0.01)	(0.04)	- [2]
Net realized and unrealized gain (loss)	(3.60)	8.99	1.09	2.25	2.23
Total from investment operations	(3.73)	8.90	1.08	2.21	2.23

Less Distributions:
From net investment income	-	-	-	-	(0.04)
From net realized gain	(2.64)	(0.83)	(0.32)	(0.41)	(0.18)
Total distributions	(2.64)	(0.83)	(0.32)	(0.41)	(0.22)

Redemption fee proceeds[1]	-	-	-	0.01	- [2]
Net asset value, end of period	$19.33	$25.70	$17.63	$16.87	$15.06

Total return[3]	(17.09)%	50.89%	6.38%	15.09%	17.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$438,016	$468,073	$245,101	$93,974	$32,124

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.15%	1.19%	1.27%	1.48%	2.04%
After fees waived and expenses absorbed	1.05%	1.05%	1.05%[4]	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.63)%	(0.55)%	(0.29)%	(0.58)%	(0.88)%
After fees waived and expenses absorbed	(0.53)%	(0.41)%	(0.07)%	(0.25)%	0.01%

Portfolio turnover rate	44%	56%	37%	48%	38%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$28.63	$16.80	$15.57	$14.79	$11.58
Income from Investment Operations:
Net investment loss[1]	(0.18)	(0.19)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	(5.30)	12.76	1.33	1.37	3.41
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-
Total from investment operations	(5.48)	12.57	1.23	1.28	3.36

Less Distributions:
From net realized gain	(2.93)	(0.74)	-	(0.50)	(0.15)
Total distributions	(2.93)	(0.74)	-	(0.50)	(0.15)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]
Net asset value, end of period	$20.22	$28.63	$16.80	$15.57	$14.79

Total return[3]	(22.04)%	75.46%[4]	7.90%	9.29%	29.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$533,268	$768,496	$86,504	$11,922	$2,705

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%	1.34%	1.79%	4.34%	11.35%
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[5]	1.40%	1.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.73)%	(0.84)%	(1.17)%	(3.55)%	(10.33)%
After fees waived and expenses absorbed	(0.64)%	(0.75)%	(0.63)%	(0.61)%	(0.38)%

Portfolio turnover rate	87%	82%	67%	81%	58%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.

[5]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	(3.28)	6.75	(0.68)
Total from investment operations	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	(1.27)	(0.15)	-
Total distributions	(1.27)	(0.15)	-
Net asset value, end of period	$11.00	$15.71	$9.27

Total return[2]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(1.13)%	(1.25)%	(1.09)%[4]

Portfolio turnover rate	57%	51%	51%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	(3.31)	6.78	(0.68)
Total from investment operations	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	(1.27)	(0.15)	-
Total distributions	(1.27)	(0.15)	-
Net asset value, end of period	$11.07	$15.77	$9.28

Total return[2]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.88)%	(1.00)%	(0.83)%[4]

Portfolio turnover rate	57%	51%	51%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(0.97)	4.47	(2.27)
Total from investment operations	(1.05)	4.40	(2.29)

Less Distributions:
From net realized gain	(0.76)	-	-
Total distributions	(0.76)	-	-
Net asset value, end of period	$10.30	$12.11	$7.71

Total return[2]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.25%	1.25%[5]	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.74)%	(0.71)%	(0.52)%[4]

Portfolio turnover rate	32%	32%	5%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	(0.97)	4.49	(2.26)
Total from investment operations	(1.03)	4.44	(2.27)

Less Distributions:
From net realized gain	(0.76)	-	-
Total distributions	(0.76)	-	-
Net asset value, end of period	$10.38	$12.17	$7.73

Total return[2]	(9.08)%	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,042	$99,267	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	1.72%	15.24%[4]
After fees waived and expenses absorbed	1.00%	1.00%[5]	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.01)%	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.49)%	(0.46)%	(0.27)%[4]

Portfolio turnover rate	32%	32%	5%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(5.44)	7.95	0.66
Net increase from payments by affiliates (Note 3)	-	- [2]	-
Total from investment operations	(5.55)	7.78	0.65

Less Distributions:
From net realized gain	(1.31)	(0.38)	-
Total distributions	(1.31)	(0.38)	-
Net asset value, end of period	$11.19	$18.05	$10.65

Total return[3]	(32.83)%	73.73%[4]	6.50%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.92%	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.09)%	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	(0.67)%	(1.01)%	(1.16)%[6]

Portfolio turnover rate	56%	57%	-%[5]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(5.47)	7.95	0.66
Net increase from payments by affiliates (Note 3)	-	- [2]	-
Total from investment operations	(5.54)	7.83	0.65

Less Distributions:
From net realized gain	(1.31)	(0.38)	-
Total distributions	(1.31)	(0.38)	-
Net asset value, end of period	$11.25	$18.10	$10.65

Total return[3]	(32.68)%	74.20%[4]	6.50%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.67%	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.84)%	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	(0.42)%	(0.76)%	(0.89)%[6]

Portfolio turnover rate	56%	57%	-%[5]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Sustainable Developing World Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.03)	0.03
Net realized and unrealized gain (loss)	(1.83)	4.59	0.96
Total from investment operations	(1.81)	4.56	0.99

Less Distributions:
From net investment income	-	(0.03)	-
From net realized gain	(0.47)	(0.41)	-
Total distributions	(0.47)	(0.44)	-
Net asset value, end of period	$12.83	$15.11	$10.99

Total return[2]	(12.24)%	41.48%	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35	$24	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.25%	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.60)%	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	0.15%	(0.24)%	3.25%[4]

Portfolio turnover rate	67%	41%	6%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Sustainable Developing World Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	-	0.03
Net realized and unrealized gain (loss)	(1.85)	4.60	0.96
Total from investment operations	(1.79)	4.60	0.99

Less Distributions:
From net investment income	(0.01)	(0.03)	-
From net realized gain	(0.47)	(0.41)	-
Total distributions	(0.48)	(0.44)	-
Net asset value, end of period	$12.88	$15.15	$10.99

Total return[2]	(12.06)%	41.73%	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,767	$1,495	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.00%	31.88%	70.89%[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.35)%	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	0.40%	0.01%	3.56%[4]

Portfolio turnover rate	67%	41%	6%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Sustainable International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	(0.02)	0.01
Net realized and unrealized gain (loss)	(0.90)	4.22	0.91
Total from investment operations	(0.86)	4.20	0.92

Less Distributions:
From net investment income	(0.01)	-	-
From net realized gain	(0.41)	(0.22)	-
Total distributions	(0.42)	(0.22)	-
Net asset value, end of period	$13.62	$14.90	$10.92

Total return[2]	(6.04)%	38.49%	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23	$17	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.92%	29.79%	69.30%[4]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.17)%	(28.46)%	(66.82)%[4]
After fees waived and expenses absorbed	0.25%	(0.17)%	0.98%[4]

Portfolio turnover rate	59%	19%	9%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Sustainable International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2022	2021	2020
Net asset value, beginning of period	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.01	0.01
Net realized and unrealized gain (loss)	(0.89)	4.23	0.91
Total from investment operations	(0.82)	4.24	0.92

Less Distributions:
From net investment income	(0.03)	(0.02)	-
From net realized gain	(0.41)	(0.22)	-
Total distributions	(0.44)	(0.24)	-
Net asset value, end of period	$13.66	$14.92	$10.92

Total return[2]	(5.74)%	38.83%	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,731	$2,751	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.67%	29.54%	69.05%[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(5.92)%	(28.21)%	(66.62)%[4]
After fees waived and expenses absorbed	0.50%	0.08%	1.18%[4]

Portfolio turnover rate	59%	19%	9%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$14.22	$10.00
Income from Investment Operations:
Net investment loss[1]	- [2]	(0.03)
Net realized and unrealized gain (loss)	(2.18)	4.25
Total from investment operations	(2.18)	4.22

Less Distributions:
From net realized gain	- [2]	-
Total distributions	- [2]	-
Net asset value, end of period	$12.04	$14.22

Total return[3]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	0.00%	(0.31)%[5]

Portfolio turnover rate	23%	12%[4]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30, 2022	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.04	(0.01)
Net realized and unrealized gain (loss)	(2.19)	4.25
Total from investment operations	(2.15)	4.24

Less Distributions:
From net investment income	- [2]	-
From net realized gain	- [2]	-
Total distributions	- [2]	-
Net asset value, end of period	$12.09	$14.24

Total return[3]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.11%	18.10%[5]
After fees waived and expenses absorbed	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	0.25%	(0.06)%[5]

Portfolio turnover rate	23%	12%[4]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$10.85	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.11)	- [2]
Net realized and unrealized gain (loss)	(2.40)	0.85
Total from investment operations	(2.51)	0.85

Less Distributions:
From net realized gain	(0.01)	-
Total distributions	(0.01)	-
Net asset value, end of period	$8.33	$10.85

Total return[3]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	(1.07)%	0.03%[5]

Portfolio turnover rate	59%	3%[4]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30, 2022	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	- [2]
Net realized and unrealized gain (loss)	(2.41)	0.86
Total from investment operations	(2.50)	0.86

Less Distributions:
From net realized gain	(0.01)	-
Total distributions	(0.01)	-
Net asset value, end of period	$8.35	$10.86

Total return[3]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	(0.82)%	0.28%[5]

Portfolio turnover rate	59%	3%[4]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period September 29, 2021* through April 30, 2022
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)
Net realized and unrealized loss	(3.65)
Total from investment operations	(3.71)
Net asset value, end of period	$6.29

Total return[2]	(37.10)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.17%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(20.83)%[4]
After fees waived and expenses absorbed	(1.16)%[4]

Portfolio turnover rate	85%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Long-Term Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period September 29, 2021* through April 30, 2022
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)
Net realized and unrealized loss	(3.66)
Total from investment operations	(3.70)
Net asset value, end of period	$6.30

Total return[2]	(37.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,457

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	20.92%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(20.58)%[4]
After fees waived and expenses absorbed	(0.91)%[4]

Portfolio turnover rate	85%[3]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2022

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM Focused Small Cap Fund (“Small Cap” or “Small Cap Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Sustainable Developing World Fund (”Sustainable Developing World” or “Sustainable Developing World Fund”), WCM Sustainable International Fund (”Sustainable International” or “Sustainable International Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”) and WCM International Long-Term Growth Fund (“International Long-Term Growth” or “International Long-Term Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, Sustainable International Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund are diversified Funds. The China Quality Growth Fund and Sustainable Developing World Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
Small Cap Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Sustainable Developing World Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Sustainable International Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
International Long-Term Growth Fund	Provide long-term capital appreciation	9/29/2021	9/29/2021

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at part and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The International Long-Term Growth Fund incurred offering costs of approximately $11,208, which are being amortized over a one-year period from September 29, 2021 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2022, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund, Sustainable International Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 31, 2022 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund and August 31, 2031 for the Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund, Sustainable International Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	1.00%	1.50%	1.25%
Small Cap Fund	1.00%	1.25%	1.00%
China Quality Growth Fund	1.00%	1.50%	1.25%
Sustainable Developing World Fund	1.00%	1.50%	1.25%
Sustainable International Fund	0.85%	1.50%	1.25%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
International Long-Term Growth Fund	0.85%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The table below contains the advisory fees waived and absorbed other expenses for the year/period ended April 30, 2022:

Advisory Fees Waived and
Other Expenses Absorbed
International Growth Fund	$-
Emerging Markets Fund	2,194,968
Global Growth Fund	512,187
International Small Cap Growth Fund	753,667
Small Cap Growth Fund	188,353
Small Cap Fund	533,195
China Quality Growth Fund	349,581
Sustainable Developing World Fund	295,536
Sustainable International Fund	252,723
International Value Fund	261,051
International Opportunities Fund	374,446
International Long-Term Growth Fund	146,340

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, for Emerging Markets, Global Growth , International Small Cap Growth, and for Small Cap Growth, Small Cap, China Quality Growth, Sustainable Developing World, Sustainable International, International Value, International Opportunities and International Long-Term Growth Funds three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below. The total is the amount of these potentially recoverable expenses as of April 30, 2022.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2023	$225,653	$313,198	$192,336
2024	376,409	560,831	325,930
2025	2,194,968	512,187	753,667
Total	$2,797,030	$1,386,216	$1,271,933

	Small Cap Growth Fund	Small Cap Fund	China Quality Growth Fund
2023	$122,609	$123,415	$32,031
2024	254,994	421,601	322,890
2025	188,353	533,195	349,581
Total	$565,956	$1,078,211	$704,502

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

	Sustainable Developing World Fund	Sustainable International Fund	International Value Fund
2023	$32,187	$32,114	$-
2024	296,104	287,224	227,076
2025	295,536	252,723	261,051
Total	$623,827	$572,061	$488,127

	International Opportunities Fund	International Long-Term Growth Fund
2024	$33,627	$-
2025	374,446	146,340
Total	$408,073	$146,340

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year/period ended April 30, 2022 are reported on the Statements of Operations.

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year/period ended April 30, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year/period ended April 30, 2022, are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Note 4 – Federal Income Taxes

At April 30, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$16,727,864,527	$2,201,864,736	$456,633,710

Gross unrealized appreciation	$5,035,972,473	$133,784,333	$55,627,244
Gross unrealized depreciation	(1,735,100,248)	(487,690,445)	(57,942,867)
Net unrealized appreciation/(depreciation) on investments	$3,300,872,225	$(353,906,112)	$(2,315,623)

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$614,973,758	$44,058,318	$92,037,779

Gross unrealized appreciation	$40,795,501	$4,689,194	$14,146,548
Gross unrealized depreciation	(120,345,911)	(8,342,238)	(6,872,104)
Net unrealized appreciation/(depreciation) on investments	$(79,550,410)	$(3,653,044)	$7,274,444

	China Quality Growth Fund	Sustainable Developing World Fund	Sustainable International Fund
Cost of investments	$13,490,001	$2,966,410	$4,786,969

Gross unrealized appreciation	$501,471	$198,975	$340,819
Gross unrealized depreciation	(3,165,073)	(348,396)	(445,320)
Net unrealized depreciation on investments	$(2,663,602)	$(149,421)	$(104,501)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

	International Value Fund	International Opportunities Fund	International Long-Term Growth Fund
Cost of investments	$19,749,613	$29,764,746	$2,268,983

Gross unrealized appreciation	$474,958	$63,726	$3,336
Gross unrealized depreciation	(3,471,797)	(6,298,210)	(828,303)
Net unrealized depreciation on investments	$(2,996,839)	$(6,234,484)	$(824,967)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the year/period ended April 30, 2022, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/(Accumulated Deficit)
International Growth Fund	$(123,022,220)	$123,022,220
Emerging Markets Fund	(10,550,126)	10,550,126
Global Growth Fund	(2,057,985)	2,057,985
International Small Cap Growth Fund	(7,150,863)	7,150,863
Small Cap Growth Fund	1	(1)
Small Cap Fund	-	-
China Quality Growth Fund	(2)	2
Sustainable Developing World Fund	(1)	1
Sustainable International Fund	(1)	1
International Value Fund	-	-
International Opportunities Fund	(1,130)	1,130
International Long-Term Growth Fund	(941)	941

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

As of April 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	84,429,616	-	16,661,941
Tax accumulated earnings	84,429,616	-	16,661,941

Accumulated capital and other losses	(7,654,232)	(106,284,580)	(884,397)
Unrealized appreciation (depreciation) on foreign currency	(1,283,415)	(23,700)	(8,180)
Unrealized appreciation on investments	3,300,872,225	(353,906,112)	(2,315,623)
Deferred compensation	(81,809)	(10,837)	(7,559)
Unrealized Non-U.S. Taxes	-	(1,571,355)	-
Total accumulated earnings	$3,376,282,385	$(461,796,584)	$13,446,182

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Undistributed ordinary income	$-	$-	$202,517
Undistributed long-term capital gains	-	59,776	806,154
Tax accumulated earnings	-	59,776	1,008,671

Accumulated capital and other losses	(15,746,568)	-	-
Unrealized appreciation (depreciation) on foreign currency	(32,369)	-	-
Unrealized appreciation on investments	(79,550,410)	(3,653,044)	7,274,444
Deferred compensation	(7,925)	(2,670)	(2,826)
Unrealized Non-U.S. Taxes	(1,046,207)	-	-
Total accumulated earnings	$(96,383,479)	$(3,595,938)	$8,280,289

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

	China Quality Growth Fund	Sustainable Developing World Fund	Sustainable International Fund
Undistributed ordinary income	$-	$-	$12,694
Undistributed long-term capital gains	-	-	4,666
Tax accumulated earnings	-	-	17,360

Accumulated capital and other losses	(1,182,226)	(11,230)	-
Unrealized appreciation (depreciation) on foreign currency	(396)	(224)	(40)
Unrealized appreciation on investments	(2,663,602)	(149,421)	(104,501)
Deferred compensation	(1,762)	(1,742)	(1,742)
Unrealized Non-U.S. Taxes	-	(273)	-
Total accumulated earnings	$(3,847,986)	$(162,890)	$(88,923)

	International Value Fund	International Opportunities Fund	International Long-Term Growth Fund
Undistributed ordinary income	$23,849	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	23,849	-	-

Accumulated capital and other losses	(146,191)	(819,843)	(4,128)
Unrealized appreciation (depreciation) on foreign currency	(1,539)	(1,823)	(34)
Unrealized appreciation on investments	(2,996,839)	(6,234,484)	(824,967)
Deferred compensation	(1,522)	(1,104)	(710)
Total accumulated earnings	$(3,122,242)	$(7,057,254)	$(829,839)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The tax character of the distributions paid during the fiscal years ended April 30, 2022 and April 30, 2021, for the Funds were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$-	$12,092,088	$67,237,247	$1,183,044
Net long-term capital gains	1,280,983,868	288,803,428	35,625,081	9,619,505
Total distributions paid	$1,280,983,868	$300,895,516	$102,862,328	$10,802,549

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$6,694,647	$-	$24,827,933	$5,789,942
Net long-term capital gains	48,945,689	15,435,711	61,120,694	5,740,011
Total distributions paid	$55,640,336	$15,435,711	$85,948,627	$11,529,953

	Small Cap Growth Fund		Small Cap Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$1,546,154	$409,672	$3,645,341	$-
Net long-term capital gains	3,105,784	-	3,099,062	-
Total distributions paid	$4,651,938	$409,672	$6,744,403	$-

	China Quality Growth Fund		Sustainable Developing World Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$906,564	$173,185	$50,590	$33,162
Net long-term capital gains	341,817	-	46,248	-
Total distributions paid	$1,248,381	$173,185	$96,838	$33,162

	Sustainable International Fund		International Value Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$29,788	$17,696	$3,064	$-
Net long-term capital gains	88,481	-	-	-
Total distributions paid	$118,269	$17,696	$3,064	$-

	International Opportunities Fund		International Long-Term Growth Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary Income	$19,036	$-	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$19,036	$-	$-	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The International Value Fund has $130,639, and $15,552, respectively, of short-term and long-term capital loss carryforward for the tax year ended April 30, 2022. At April 30, 2022, the remaining Funds did not have accumulated capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2022, International Growth Fund, Global Growth Fund, China Quality Growth Fund, International Opportunities Fund, and International Long-Term Growth Fund, had qualified Late-Year Losses of $7,654,232, $884,397, $8,429, $44,979, and $4,128, respectively.

As of April 30, 2022, Emerging Markets Fund, International Small Cap Growth Fund, China Quality Growth Fund, Sustainable Developing World Fund, and International Opportunities Fund had Post October Losses of $106,284,580, $15,746,568, $1,173,797, $11,230, and $774,864, respectively.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the year/period ended April 30, 2022, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$6,115,388,871	$5,672,874,108
Emerging Markets Fund	1,179,252,818	859,495,107
Global Growth Fund	291,898,974	231,316,472
International Small Cap Growth Fund	689,414,289	740,737,761
Small Cap Growth Fund	29,206,176	29,687,260
Small Cap Fund	47,517,244	30,701,934
China Quality Growth Fund	10,124,352	7,684,786
Sustainable Developing World Fund	3,273,307	1,587,286
Sustainable International Fund	4,478,947	2,203,451
International Value Fund	19,231,075	2,056,165
International Opportunities Fund	31,446,340	5,898,185
International Long-Term Growth Fund	3,151,748	971,047

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year/period ended April 30, 2022, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the year/period ended April 30, 2022, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as April 30, 2022, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Australia	$334,302,200	$752,522,911	$-	$1,086,825,111
Canada	1,860,142,250	-	-	1,860,142,250
China	-	663,826,295	-	663,826,295
Denmark	-	1,036,097,622	-	1,036,097,622
France	-	1,574,449,149	-	1,574,449,149
Hong Kong	-	673,096,138	-	673,096,138
Ireland	2,678,503,310	665,103,031	-	3,343,606,341
Italy	-	664,865,656	-	664,865,656
Japan	-	972,566,791	-	972,566,791
Netherlands	732,923,551	805,135,126	-	1,538,058,677
Spain	-	498,728,304	-	498,728,304
Sweden	-	861,191,388	-	861,191,388
Switzerland	613,989,861	2,563,454,048	-	3,177,443,909
Taiwan	362,412,317	-	-	362,412,317
United Kingdom	-	383,515,686	-	383,515,686
United States	1,028,782,797	-	-	1,028,782,797
Short-Term Investments	303,128,321	-	-	303,128,321
Total Investments	$7,914,184,607	$12,114,552,145	$-	$20,028,736,752

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$47,336,368	$-	$-	$47,336,368
Brazil	90,367,230	-	-	90,367,230
China	43,574,410	471,586,145	-	515,160,555
Cyprus	-	-	1,029,225	1,029,225
Hong Kong	-	159,163,467	-	159,163,467
India	60,406,734	289,578,679	-	349,985,413
Indonesia	-	43,908,548	-	43,908,548
Mexico	112,885,609	-	-	112,885,609
Netherlands	-	25,456,883	-	25,456,883
Poland	-	23,421,476	-	23,421,476
Russia	-	-	9,651,466	9,651,466
South Africa	-	44,573,657	-	44,573,657
South Korea	11,531,932	42,705,202	-	54,237,134
Taiwan	-	205,568,093	-	205,568,093
United Kingdom	16,537,835	30,447,860	-	46,985,695
United States	46,496,111	-	-	46,496,111
Short-Term Investments	71,731,694	-	-	71,731,694
Total Investments	$500,867,923	$1,336,410,010	$10,680,691	$1,847,958,624

Global Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Canada	$14,155,677	$-	$-	$14,155,677
China	-	790	-	790
France	-	23,274,842	-	23,274,842
Hong Kong	-	9,158,008	-	9,158,008
Italy	-	9,661,007	-	9,661,007
Netherlands	-	8,918,283	-	8,918,283
Norway	-	6,909,629	-	6,909,629
Sweden	-	16,888,845	-	16,888,845
Switzerland	11,829,928	8,087,233	-	19,917,161
Taiwan	8,429,866	-	-	8,429,866
United States	324,676,130	-	-	324,676,130
Short-Term Investments	12,327,849	-	-	12,327,849
Total Investments	$371,419,450	$82,898,637	$-	$454,318,087

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

International Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$-	$6,313,484	$-	$6,313,484
Brazil	28,456,324	-	-	28,456,324
Canada	37,346,445	-	-	37,346,445
China	-	7,320,940	-	7,320,940
Denmark	-	22,767,746	-	22,767,746
Finland	-	13,345,376	-	13,345,376
France	-	10,085,917	-	10,085,917
Germany	-	31,010,939	-	31,010,939
India	6,996,090	19,303,710	-	26,299,800
Israel	6,573,393	6,897,641	-	13,471,034
Italy	17,595,301	6,585,371	-	24,180,672
Japan	-	86,155,341	-	86,155,341
Mexico	9,360,530	-	-	9,360,530
Netherlands	-	5,673,490	-	5,673,490
Russia	-	-	1,311,274	1,311,274
Singapore	7,319,088	-	-	7,319,088
Spain	-	9,044,869	-	9,044,869
Sweden	-	64,791,132	-	64,791,132
Switzerland	4,985,711	42,204,752	-	47,190,463
Taiwan	-	26,853,351	-	26,853,351
United Kingdom	10,268,946	22,637,737	-	32,906,683
Vietnam	-	10,101,231	-	10,101,231
Short-Term Investments	14,117,219	-	-	14,117,219
Total Investments	$143,019,047	$391,093,027	$1,311,274	$535,423,348

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$38,638,331	$-	$-	$38,638,331
Short-Term Investments	1,766,943	-	-	1,766,943
Total Investments	$40,405,274	$-	$-	$40,405,274

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$95,005,038	$-	$-	$95,005,038
Short-Term Investments	4,307,185	-	-	4,307,185
Total Investments	$99,312,223	$-	$-	$99,312,223

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
China	$704,340	$7,336,589	$-	$8,040,929
Hong Kong	-	1,801,631	-	1,801,631
Taiwan	-	624,759	-	624,759
Short-Term Investments	359,080	-	-	359,080
Total Investments	$1,063,420	$9,762,979	$-	$10,826,399

Sustainable Developing World Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$65,233	$-	$-	$65,233
Brazil	41,686	-	-	41,686
Canada	67,571	-	-	67,571
China	-	413,115	-	413,115
Denmark	-	55,414	-	55,414
Hong Kong	-	262,116	-	262,116
India	167,947	125,384	-	293,331
Indonesia	152,980	27,499	-	180,479
Mexico	193,229	-	-	193,229
Peru	90,973	-	-	90,973
Singapore	-	117,238	-	117,238
South Africa	42,169	-	-	42,169
South Korea	58,880	-	-	58,880
Sweden	-	121,708	-	121,708
Taiwan	205,375	57,943	-	263,318
United Kingdom	-	150,123	-	150,123
United States	160,037	-	-	160,037
Vietnam	-	107,278	-	107,278
Short-Term Investments	133,091	-	-	133,091
Total Investments	$1,379,171	$1,437,818	$-	$2,816,989

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Sustainable International Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$43,813	$-	$-	$43,813
Canada	192,782	-	-	192,782
China	-	98,091	-	98,091
Denmark	-	284,219	-	284,219
France	-	113,852	-	113,852
Germany	-	182,504	-	182,504
Hong Kong	-	157,966	-	157,966
India	159,005	-	-	159,005
Indonesia	99,366	-	-	99,366
Ireland	354,547	-	-	354,547
Japan	-	50,611	-	50,611
Mexico	186,881	-	-	186,881
Netherlands	138,124	72,124	-	210,248
Peru	138,890	-	-	138,890
Singapore	-	220,755	-	220,755
South Korea	59,588	-	-	59,588
Spain	-	155,933	-	155,933
Sweden	-	193,068	-	193,068
Switzerland	131,026	-	-	131,026
Taiwan	128,243	64,381	-	192,624
United Kingdom	388,541	390,884	-	779,425
United States	568,042	-	-	568,042
Vietnam	-	271	-	271
Short-Term Investments	108,961	-	-	108,961
Total Investments	$2,697,809	$1,984,659	$-	$4,682,468

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

International Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Belgium	$-	$1,157,960	$-	$1,157,960
Canada	2,043,181	-	-	2,043,181
China	240,890	345,409	-	586,299
Germany	-	1,223,254	-	1,223,254
Hong Kong	-	727,805	-	727,805
India	624,131	493,418	-	1,117,549
Ireland	870,425	-	-	870,425
Israel	249,756	378,603	-	628,359
Japan	571,372	2,266,385	-	2,837,757
Mexico	753,504	-	-	753,504
Netherlands	-	598,201	-	598,201
Norway	-	302,242	-	302,242
Russia	-	-	36,236	36,236
Singapore	313,268	-	-	313,268
Sweden	-	945,266	-	945,266
Switzerland	718,724	315,176	-	1,033,900
Taiwan	295,517	-	-	295,517
Thailand	382,941	-	-	382,941
United Kingdom	485,925	-	-	485,925
United States	386,118	-	-	386,118
Short-Term Investments	27,067	-	-	27,067
Total Investments	$7,962,819	$8,753,719	$36,236	$16,752,774

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

International Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$436,300	$-	$-	$436,300
Belgium	-	505,621	-	505,621
Brazil	649,251	-	-	649,251
Canada	424,928	-	-	424,928
China	-	1,703,024	-	1,703,024
Cyprus	-	-	10,619	10,619
France	-	520,428	-	520,428
Germany	-	1,285,278	-	1,285,278
Hong Kong	-	425,137	-	425,137
India	-	450,742	-	450,742
Ireland	1,525,549	290,884	-	1,816,433
Israel	340,800	-	-	340,800
Italy	472,800	1,350,380	-	1,823,180
Japan	-	2,107,464	-	2,107,464
Netherlands	428,668	1,126,596	-	1,555,264
Norway	-	335,793	-	335,793
Russia	-	-	52,348	52,348
Spain	-	313,318	-	313,318
Sweden	-	1,874,385	-	1,874,385
Switzerland	-	1,101,275	-	1,101,275
United Kingdom	-	1,131,743	-	1,131,743
United States	448,989	-	-	448,989
Short-Term Investments	4,217,942	-	-	4,217,942
Total Investments	$8,945,227	$14,522,068	$62,967	$23,530,262

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

International Long-Term Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Argentina	$29,209	$-	$-	$29,209
Australia	43,842	-	-	43,842
Canada	91,545	-	-	91,545
China	-	134,433	-	134,433
Cyprus	-	-	1,578	1,578
France	-	97,675	-	97,675
Germany	-	82,074	-	82,074
Hong Kong	-	52,725	-	52,725
India	34,782	-	-	34,782
Italy	-	38,029	-	38,029
Japan	-	53,310	-	53,310
Netherlands	69,908	131,628	-	201,536
New Zealand	-	26,707	-	26,707
Norway	-	21,567	-	21,567
Russia	-	-	5,036	5,036
Singapore	20,690	-	-	20,690
South Korea	31,982	-	-	31,982
Sweden	-	73,463	-	73,463
Switzerland	-	142,331	-	142,331
Taiwan	42,748	-	-	42,748
United Kingdom	-	84,274	-	84,274
United States	47,221	-	-	47,221
Short-Term Investments	87,259	-	-	87,259
Total Investments	$499,186	$938,216	$6,614	$1,444,016

*	The Funds did not hold any Level 2 securities at period end.

**	The Funds did not hold any Level 3 securities at period end.

[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap Growth Fund
	Common Stocks	Common Stocks
Balance as of April 30, 2021	$-	$-
Transfers into Level 3(1)	9,651,466	553,592
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	(166,257)	(536,749)
Unrealized depreciation included in earnings (or changes in net assets)	(31,699,833)	(11,740,173)
Included in other comprehensive income	-	-
Net purchases	33,454,913	14,222,880
Net sales	(559,598)	(1,188,276)
Balance as of April 30, 2022	$10,680,691	$1,311,274

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(123,037,250)	$(19,855,511)

	International Value Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of April 30, 2021	$-	$-
Transfers into Level 3(1)	346	52,348
Transfers out of Level 3	-	-
Total gains or losses for the period		-
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized depreciation included in earnings (or changes in net assets)	(348,755)	(329,252)
Included in other comprehensive income	-	-
Net purchases	384,645	339,871
Net sales	-	-
Balance as of April 30, 2022	$36,236	$62,967

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(895,194)	$(860,293)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

International Long-Term Growth Fund
Common Stocks
Balance as of April 30, 2021	$-
Transfers into Level 3(1)	-
Transfers out of Level 3	-
Total gains or losses for the period	-
Realized loss included in earnings (or changes in net assets)	(14,161)
Unrealized depreciation included in earnings (or changes in net assets)	(81,635)
Included in other comprehensive income	-
Net purchases	135,448
Net sales	(33,038)
Balance as of April 30, 2022	$6,614

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(81,635)

(1)	Transferred from Level 1 or 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2022:

Fund	Asset Class	Fair Value at April 30, 2022	Valuation Technique(s)	Unobservable Input	Range of Input		Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$5,093,765	Market Approach	Market Value Comparable Security with Liquidity Discount	$0.33		N/A	Increase
	Common Stocks	$5,586,926	Market Approach	Going Concern Probability	$2.87	$5.69	$5.17	Increase
International Small Cap Growth Fund	Common Stocks	$1,311,274	Market Approach	Going Concern Probability	$0.97	$4.42	$2.43	Increase
International Value Fund	Common Stocks	$35,890	Market Approach	Going Concern Probability	$4.42		N/A	Increase
	Common Stocks	$346	Market Approach	Liquidity Discount	$0.01		N/A	Increase
International Opportunities Fund	Common Stocks	$62,967	Market Approach	Going Concern Probability	$2.87	$5.69	$5.21	Increase
International Long-Term Growth Fund	Common Stocks	$6,614	Market Approach	Going Concern Probability	$2.87	$5.69	$5.02	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Note 12 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective June 30, 2022, the WCM Sustainable Developing World Fund’s name will be changed to the WCM Developing World Equity Fund. In addition, the WCM Sustainable International Fund’s name will be changed to the WCM International Equity Fund.

Effective July 1, 2022, the Advisor has agreed to lower its management fee for the WCM Small Cap Growth Fund (the “Fund”) from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, the Advisor has agreed to reduce the limit on the total annual fund operating expenses of the Fund from 1.25% to 0.99% and 1.50% to 1.24% of the average daily net assets of the Fund’s Institutional Class and Investor Class shares, respectively.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM Focused Small Cap Fund, WCM China Quality Growth Fund, WCM Sustainable Developing World Fund (Formerly, WCM Focused ESG Emerging Markets Fund), WCM Sustainable International Fund (Formerly, WCM Focused ESG International Fund), WCM Focused International Value Fund, WCM Focused International Opportunities Fund and WCM International Long-Term Growth Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of April 30, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2022, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting WCM Funds	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
WCM Small Cap Growth Fund and WCM Focused Small Cap Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years ended April 30, 2022 and the period October 30, 2019 (commencement of operations) through April 30, 2020
WCM China Quality Growth Fund, WCM Sustainable Developing World Fund, and WCM Sustainable International Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years ended April 30, 2022 and the period March 31, 2020 (commencement of operations) through April 30, 2020
WCM Focused International Value Fund	For the year ended April 30, 2022	For the year ended April 30, 2022 and the period June 29, 2020 (commencement of operations) through April 30, 2021	For the year ended April 30, 2022 and the period June 29, 2020 (commencement of operations) through April 30, 2021
WCM Focused International Opportunities Fund	For the year ended April 30, 2022	For the year ended April 30, 2022 and the period March 30, 2021 (commencement of operations) through April 30, 2021	For the year ended April 30, 2022 and the period March 30, 2021 (commencement of operations) through April 30, 2021
WCM International Long-Term Growth Fund	For the period September 29, 2021 (commencement of operations) through April 30, 2022	For the period September 29, 2021 (commencement of operations) through April 30, 2022	For the period September 29, 2021 (commencement of operations) through April 30, 2022

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2022

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund and Sustainable International Fund designates long-term capital gain dividends of $1,280,983,868, $35,625,081, $48,945,689, $61,120,694, $3,105,784, $3,099,062, $341,817, $46,248 and $88,481, respectively, or amounts determined to be necessary, for the year ended April 30, 2022.

For the period ended April 30, 2022, 13.78%, 36.84%, 19.76%, 100.00%, 28.62%, 5.52%, 100.00%, 100.00%, 100.00% and 13.34% of dividends paid from net investment income, including short-term capital gains from the Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund, Sustainable International Fund, International Value Fund, and International Opportunities Fund, respectively, are designated as qualified dividend income.

For the period ended April 30, 2022, 22.75%, 100.00%, 28.62%, 4.81%, 7.05%, 9.38% and 4.81% of the dividends paid from net investment income, including short-term capital gains from the Global Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund, Sustainable International Fund and International Value Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	12	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	12	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	12	None.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	12	Investment Managers Series Trust II, a registered investment company (includes 52 portfolios).
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund.	12	Investment Managers Series Trust II, a registered investment company (includes 52 portfolios)
Maureen Quill [a]* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust	12	None.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 53 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 7-9, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	WCM Focused Emerging Markets Fund (the “Focused Emerging Markets Fund”),

●	WCM Focused Global Growth Fund (the “Focused Global Growth Fund”),

●	WCM Focused International Growth Fund (the “Focused International Growth Fund”),

●	WCM Focused International Value Fund (the “Focused International Value Fund”),

●	WCM Focused Small Cap Fund (the “Focused Small Cap Fund”),

●	WCM International Small Cap Growth Fund (the “International Small Cap Growth Fund”),

●	WCM Small Cap Growth Fund (the “Small Cap Growth Fund”),

●	WCM Sustainable Developing World Fund (the “Sustainable Developing World Fund”),

●	WCM Sustainable International Fund (the “Sustainable International Fund”), and

●	WCM China Quality Growth Fund (the “China Quality Growth Fund”).

In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2021; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Focused Emerging Markets Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns.

●	The Focused Global Growth Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and World Large-Stock Growth Fund Universe median returns and the MSCI All Country World Index returns. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the MSCI Index return by 0.88%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the MSCI Index for the one-year period was due in part to the Fund’s underweight positions in the energy and financial sectors, which were the two best performing sectors for the period.

●	The Focused International Growth Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the returns of the MSCI All Country World Ex-USA Index and the median returns of the Peer Group and Foreign Large Growth Fund Universe.

●	The Focused International Value Fund’s total return for the one-year period was above the Peer Group and Foreign Large Blend Fund Universe median returns and the MSCI All Country World Ex-USA Index return.

●	The Focused Small Cap Fund’s total return for the one-year period was below the Peer Group and Small Value Fund Universe median returns and the Russell 2000 Value Index return by 14.85%, 26.89%, and 29.21%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees also considered that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

●	The International Small Cap Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Foreign Small/Mid Growth Fund Universe median returns and the MSCI All Country World Ex-USA Small Cap Index returns.

●	The Small Cap Growth Fund’s total return for the one-year period was above the Russell 2000 Growth Index return, but below the Small Growth Fund Universe and Peer Group median returns by 2.55% and 3.71%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group was due largely to the Fund’s sector allocation, including the Fund’s lack of exposure to the energy sector, its lower weight position in the information technology sector, and its significant position in the health care sector, which underperformed during the one-year period. The Trustees also noted that the Fund had been operating for a relatively short period, and that performance over longer periods would be more meaningful.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Sustainable Developing World Fund’s total return for the one-year period was below the Peer Group median return by 1.36%, the MSCI Emerging Markets Index return by 4.79%, and the Diversified Emerging Markets Fund Universe median return by 5.68%. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees also considered that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

●	The Sustainable International Fund’s total return for the one-year period was below the MSCI All Country World Ex-USA Index return and the Peer Group and Foreign Large Blend Fund Universe median returns by 2.92%, 3.29%, and 4.30%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period. The Trustees also considered that the Fund had been operating for a short period, and that performance over longer periods would be more meaningful.

●	The China Quality Growth Fund’s total return for the one-year period was above the Peer Group and China Region Fund Universe median returns, the MSCI China Index return, and the MSCI China All Shares Index return.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Focused Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Diversified Emerging Markets Fund Universe and Peer Group medians by 0.10% and 0.1265%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.08% and 0.18%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused Global Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and World Large-Stock Growth Fund Universe medians by 0.05% and 0.055%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fee that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.12% and 0.15%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.116% and 0.17%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s strategy is a high alpha, concentrated, benchmark-agnostic strategy that generally is more costly to manage than many other funds in the Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The Trustees also observed that, effective November 30, 2021, the Fund was closed to certain new investors.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.20%, respectively. The Trustees considered that a significant portion of the Fund’s high total expenses was attributable to the Fund’s relatively high advisory fee. The Trustees also noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Blend Fund Universe medians by 0.10%. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Foreign Large Blend Fund Universe medians by 0.25% and 0.41%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Focused Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Value Fund Universe medians by 0.15% and 0.20%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the active, concentrated style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.04%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Foreign Small/Mid Growth Fund Universe median by 0.0325%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.20%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Growth Fund Universe medians by 0.15% and 0.165%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the active, concentrated style of management and the limited capacity of the strategy. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.22% and 0.27%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Sustainable Developing World Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.0375% and 0.10%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.14% and 0.18%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Sustainable International Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Blend Fund Universe medians by 0.075% and 0.10%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.30% and 0.41%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The China Quality Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the China Region Fund Universe and Peer Group medians by 0.10% and 0.125%, respectively. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.12% and 0.17%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2021, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the China Quality Growth Fund, Focused International Value Fund, Sustainable Developing World Fund, and Sustainable International Fund; had waived a significant portion of its advisory fee for the Focused Small Cap Fund and Small Cap Growth Fund; had waived a portion of its advisory fee for the Focused Emerging Markets Fund, Focused Global Growth Fund, and International Small Cap Growth Fund; and had not realized a profit with respect to the China Quality Growth Fund, Focused International Value Fund, Sustainable Developing World Fund, and Sustainable International Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Focused International Growth Fund, Focused Emerging Markets Fund, Focused Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, and Focused Small Cap Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds, other than the Focused International Growth Fund and Focused Emerging Markets Fund, were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the Focused International Growth Fund and Focused Emerging Markets Fund, the Board noted that the Investment Advisor was sharing some benefits of economies of scale with the Funds’ shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 8-9, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period - October 1, 2020 through September 30, 2021

WCM China Quality Growth Fund

WCM Focused Emerging Markets Fund

WCM Focused Global Growth Fund

WCM Focused International Growth Fund

WCM Focused International Value Fund

WCM Focused Small Cap Fund

WCM International Small Cap Growth Fund

WCM Small Cap Growth Fund

WCM Sustainable Developing World Fund

WCM Sustainable International Fund

Reporting Period – March 30, 2021 through September 30, 2021

WCM Focused International Opportunities Fund1

Reporting Period – September 29, 2021 through September 30, 2021

WCM International Long-Term Growth Fund2

The Board has appointed WCM Investment Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
●	An overview of market liquidity for each Fund during the Program Reporting Periods;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

[1]	Fund inception date – March 30, 2021.
[2]	Fund inception date – September 29, 2021.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that: (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$745.90	$5.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.25	6.61
Institutional Class	Actual Performance	1,000.00	747.00	4.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.49	5.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% and 1.07% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$715.20	$6.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	716.10	5.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$ 754.20	$5.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.34	6.51
Institutional Class	Actual Performance	1,000.00	755.30	4.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/21	4/30/22	11/1/21 – 4/30/22
Actual Performance	$1,000.00	$685.30	$5.22
Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$770.90	$6.59
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	772.00	5.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$920.70	$5.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26
Institutional Class	Actual Performance	1,000.00	922.10	4.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.83	5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365. The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

China Quality Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$699.60	$6.33
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	700.30	5.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

Sustainable Developing World Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$886.40	$7.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	887.00	5.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

Sustainable International Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$892.30	$7.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	894.00	5.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$785.10	$6.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	785.80	5.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

International Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$670.90	$6.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51
Institutional Class	Actual Performance	1,000.00	671.50	5.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Long-Term Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$591.70	$5.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.38	7.48
Institutional Class	Actual Performance	1,000.00	592.10	4.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

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WCM Funds
Each a series of Investment Managers Series Trust

Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
Natixis Distribution, LLC
888 Boylston Street, Suite 800
Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund – Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund – Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund – Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund – Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund – Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund – Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund – Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund – Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund – Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund – Institutional Class	WCMCX	46143U 807
WCM Sustainable Developing World Fund – Investor Class	WCMUX	46143U 864
WCM Sustainable Developing World Fund – Institutional Class	WCMDX	46143U 856
WCM Sustainable International Fund – Investor Class	WESGX	46143U 880
WCM Sustainable International Fund – Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund – Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund – Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund – Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund – Institutional Class	WCMOX	46143U 682
WCM International Long-Term Growth Fund – Investor Class	WILGX	46143U724
WCM International Long-Term Growth Fund – Institutional Class	WCMTX	46143U716

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2022	FYE 04/30/2021
Audit Fees	$189,400	$168,600
Audit-Related Fees	N/A	N/A
Tax Fees	$33,600	$30,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2022	FYE 04/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 04/30/2022	FYE 04/30/2021
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/8/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/8/2022